UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Actual	$ 1,000.00	$ 1,049.10	$ 3.51
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.37	$ 3.46

* Expenses are equal to the Fund's annualized expense ratio of .69%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.2
Bank of America Corp.	3.0	3.2
American International Group, Inc.	2.4	2.6
Citigroup, Inc.	2.4	2.9
Total SA	2.2	2.2
JPMorgan Chase & Co.	2.1	2.3
SBC Communications, Inc.	1.7	1.5
General Electric Co.	1.5	1.4
Wachovia Corp.	1.4	1.5
BP PLC sponsored ADR	1.4	1.3
	21.5
Top Five Market Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	29.3
Consumer Discretionary	12.2	11.3
Energy	12.0	11.2
Industrials	10.9	11.8
Information Technology	9.0	7.6
Asset Allocation (% of fund's net assets)
As of July 31, 2005 *		As of January 31, 2005 **
	Stocks 98.3%		Stocks 97.5%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 1.4%		Convertible Securities 1.7%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	11.1%	** Foreign investments	11.1%

Semiannual Report

Investments July 31, 2005

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	554,500	$ 15,276
Johnson Controls, Inc.	706,100	40,558
TRW Automotive Holdings Corp. (a)	2,029,850	54,055
		109,889
Automobiles - 0.6%
Ford Motor Co.	1,312,400	14,095
Harley-Davidson, Inc.	301,900	16,058
Monaco Coach Corp.	454,000	7,945
Renault SA	554,800	50,856
Toyota Motor Corp. sponsored ADR	1,075,800	81,610
		170,564
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	2,515,400	21,809
Hotels, Restaurants & Leisure - 0.7%
McDonald's Corp.	5,809,700	181,088
Household Durables - 1.3%
Koninklijke Philips Electronics NV (NY Shares)	1,391,200	37,729
Maytag Corp.	3,795,920	64,037
Newell Rubbermaid, Inc.	6,331,400	157,462
Whirlpool Corp.	1,003,700	80,276
		339,504
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	3,469,100	92,764
Media - 5.9%
Clear Channel Communications, Inc.	7,588,900	247,702
Comcast Corp. Class A (a)	6,506,837	199,955
Discovery Holding Co. Class A (a)	893,225	12,746
Knight-Ridder, Inc.	832,300	52,069
Lagardere S.C.A. (Reg.)	452,497	32,672
Liberty Media Corp. Class A (a)	8,932,256	78,515
News Corp. Class A	2,737,884	44,847
NTL, Inc. (a)	598,300	39,865
The New York Times Co. Class A	603,290	19,016
The Reader's Digest Association, Inc. (non-vtg.)	3,962,729	64,355
Time Warner, Inc. (a)	15,699,490	267,205
Viacom, Inc. Class B (non-vtg.)	8,400,619	281,337
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Vivendi Universal SA sponsored ADR	2,074,600	$ 65,931
Walt Disney Co.	5,831,710	149,525
		1,555,740
Multiline Retail - 1.1%
Big Lots, Inc. (a)	5,600,200	72,635
Dollar Tree Stores, Inc. (a)	2,562,800	64,044
Family Dollar Stores, Inc.	1,811,500	46,737
Federated Department Stores, Inc.	1,159,300	87,956
Sears Holdings Corp. (a)	156,744	24,175
		295,547
Specialty Retail - 1.0%
AnnTaylor Stores Corp. (a)	2,594,300	66,855
Gap, Inc.	3,589,151	75,767
RadioShack Corp.	2,516,500	59,062
Tiffany & Co., Inc.	1,957,300	66,607
		268,291
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	1,187,100	49,395
TOTAL CONSUMER DISCRETIONARY		3,084,591
CONSUMER STAPLES - 6.2%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	3,509,200	155,633
Molson Coors Brewing Co. Class B	301,800	18,923
The Coca-Cola Co.	2,237,300	97,904
		272,460
Food & Staples Retailing - 1.3%
CVS Corp.	2,257,000	70,035
Wal-Mart Stores, Inc.	5,748,700	283,698
		353,733
Food Products - 0.4%
Corn Products International, Inc.	1,059,900	25,512
Kraft Foods, Inc. Class A	2,128,500	65,026
		90,538
Household Products - 2.0%
Colgate-Palmolive Co.	5,775,700	305,766
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	1,907,500	$ 121,622
Procter & Gamble Co.	1,607,600	89,431
		516,819
Personal Products - 0.6%
Avon Products, Inc.	603,600	19,744
Gillette Co.	2,763,300	148,306
		168,050
Tobacco - 0.9%
Altria Group, Inc.	3,485,700	233,402
TOTAL CONSUMER STAPLES		1,635,002
ENERGY - 12.0%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	3,036,800	171,701
BJ Services Co.	1,238,255	75,521
Halliburton Co.	1,628,500	91,277
Noble Corp.	1,793,580	120,493
Schlumberger Ltd. (NY Shares)	3,914,200	327,775
		786,767
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	1,453,610	99,427
BP PLC sponsored ADR	5,446,204	358,796
Chevron Corp.	5,405,582	313,578
ConocoPhillips	804,700	50,366
El Paso Corp.	2,263,900	27,167
Exxon Mobil Corp.	15,413,474	905,544
Kerr-McGee Corp.	50,300	4,035
Statoil ASA	1,501,900	32,630
Total SA:
Series B	528,643	132,161
sponsored ADR	3,695,903	461,988
		2,385,692
TOTAL ENERGY		3,172,459
FINANCIALS - 27.0%
Capital Markets - 4.5%
Bank of New York Co., Inc.	7,310,334	225,012
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	12,178,500	$ 166,845
Janus Capital Group, Inc.	5,685,100	85,390
Lazard Ltd. Class A	200,980	4,795
Mellon Financial Corp.	3,945,000	120,165
Merrill Lynch & Co., Inc.	3,778,300	222,088
Morgan Stanley	4,663,760	247,412
Nomura Holdings, Inc.	4,203,000	49,974
Nuveen Investments, Inc. Class A	922,700	35,063
State Street Corp.	890,800	44,308
		1,201,052
Commercial Banks - 6.9%
Bank of America Corp.	18,089,916	788,720
Comerica, Inc.	1,388,039	84,809
Kookmin Bank sponsored ADR	958,400	50,489
Lloyds TSB Group PLC	5,140,501	43,547
Royal Bank of Scotland Group PLC	1,435,009	42,724
State Bank of India	1,013,632	21,465
U.S. Bancorp, Delaware	4,178,502	125,606
Wachovia Corp.	7,416,252	373,631
Wells Fargo & Co.	4,938,268	302,913
		1,833,904
Consumer Finance - 0.9%
American Express Co.	3,015,400	165,847
MBNA Corp.	2,996,800	75,399
		241,246
Diversified Financial Services - 4.8%
CIT Group, Inc.	1,913,200	84,449
Citigroup, Inc.	14,180,885	616,868
JPMorgan Chase & Co.	15,753,049	553,562
		1,254,879
Insurance - 7.4%
ACE Ltd.	5,066,727	234,133
Allianz AG sponsored ADR	2,574,300	32,771
Allstate Corp.	3,838,100	235,122
American International Group, Inc.	10,701,057	644,204
Conseco, Inc. (a)	704,900	15,374
Genworth Financial, Inc. Class A (non-vtg.)	3,247,400	101,838
Hartford Financial Services Group, Inc.	2,534,400	204,197
Marsh & McLennan Companies, Inc.	1,837,400	53,229
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	224,100	$ 13,612
MetLife, Inc. unit	2,020,300	55,902
PartnerRe Ltd.	930,100	60,289
The St. Paul Travelers Companies, Inc.	5,922,590	260,712
XL Capital Ltd. Class A	474,580	34,084
		1,945,467
Real Estate - 0.3%
CarrAmerica Realty Corp.	368,000	14,293
Equity Office Properties Trust	1,203,170	42,652
Equity Residential (SBI)	402,400	16,257
		73,202
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	6,334,000	353,817
Freddie Mac	1,558,600	98,628
Housing Development Finance Corp. Ltd.	2,557,300	54,502
Sovereign Bancorp, Inc.	3,420,200	82,051
		588,998
TOTAL FINANCIALS		7,138,748
HEALTH CARE - 7.3%
Biotechnology - 0.1%
Chiron Corp. (a)	302,100	10,945
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	6,591,000	258,829
Thermo Electron Corp. (a)	1,259,260	37,602
		296,431
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	1,643,500	97,920
Health Net, Inc. (a)	302,300	11,729
McKesson Corp.	596,700	26,852
Tenet Healthcare Corp. (a)	4,907,900	59,582
		196,083
Pharmaceuticals - 5.4%
Abbott Laboratories	1,789,100	83,426
Bristol-Myers Squibb Co.	5,692,500	142,199
GlaxoSmithKline PLC sponsored ADR	982,900	46,629
Johnson & Johnson	4,563,800	291,901
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	5,413,000	$ 168,128
Novartis AG sponsored ADR	402,800	19,620
Pfizer, Inc.	10,132,200	268,503
Schering-Plough Corp.	8,839,500	184,038
Wyeth	5,070,300	231,966
		1,436,410
TOTAL HEALTH CARE		1,939,869
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.4%
EADS NV (d)	3,468,969	116,636
Honeywell International, Inc.	6,597,850	259,164
Lockheed Martin Corp.	2,996,100	186,957
Northrop Grumman Corp.	2,052,940	113,836
The Boeing Co.	1,632,000	107,728
United Technologies Corp.	2,015,760	102,199
		886,520
Commercial Services & Supplies - 0.4%
Cendant Corp.	1,311,100	28,005
Waste Management, Inc.	2,929,400	82,375
		110,380
Construction & Engineering - 0.1%
Fluor Corp.	419,800	26,783
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR (a)	5,044,900	34,356
Emerson Electric Co.	1,245,600	81,960
		116,316
Industrial Conglomerates - 3.1%
3M Co.	744,600	55,845
General Electric Co.	11,342,050	391,301
Textron, Inc.	806,100	59,788
Tyco International Ltd.	10,563,161	321,860
		828,794
Machinery - 2.4%
Caterpillar, Inc.	1,831,300	98,725
Dover Corp.	3,118,100	128,653
Illinois Tool Works, Inc.	362,600	31,057
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	2,138,646	$ 167,178
Navistar International Corp. (a)	1,161,400	39,662
SPX Corp.	3,583,700	175,171
		640,446
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	2,507,200	136,016
Union Pacific Corp.	1,765,200	124,111
		260,127
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	751,300	25,589
TOTAL INDUSTRIALS		2,894,955
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.3%
Avaya, Inc. (a)	3,278,500	33,867
Cisco Systems, Inc. (a)	3,911,000	74,896
Lucent Technologies, Inc. (a)	10,924,000	32,007
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	13
Motorola, Inc.	8,183,970	173,336
Nokia Corp. sponsored ADR	2,712,100	43,258
		357,377
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	9,150,161	225,277
International Business Machines Corp.	2,440,800	203,709
Sun Microsystems, Inc. (a)	9,038,400	34,707
		463,693
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	3,417,300	89,670
Arrow Electronics, Inc. (a)	1,925,500	57,804
Avnet, Inc. (a)	3,641,100	95,324
Solectron Corp. (a)	13,972,100	53,653
Tektronix, Inc.	451,940	11,326
		307,777
IT Services - 0.5%
Ceridian Corp. (a)	2,563,800	53,660
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Electronic Data Systems Corp.	854,200	$ 17,571
MoneyGram International, Inc.	2,790,609	58,714
		129,945
Office Electronics - 0.2%
Xerox Corp. (a)	4,974,900	65,718
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	3,210,000	125,832
Applied Materials, Inc.	5,225,800	96,468
Freescale Semiconductor, Inc.:
Class A	251,300	6,413
Class B	3,897,833	100,369
Intel Corp.	8,986,400	243,891
Micron Technology, Inc. (a)	4,199,700	49,892
National Semiconductor Corp.	1,840,600	45,481
Samsung Electronics Co. Ltd.	109,640	60,536
Teradyne, Inc. (a)	900,900	13,991
		742,873
Software - 1.1%
Citrix Systems, Inc. (a)	1,556,900	37,101
Microsoft Corp.	8,635,800	221,163
Symantec Corp. (a)	1,399,700	30,751
		289,015
TOTAL INFORMATION TECHNOLOGY		2,356,398
MATERIALS - 5.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	950,500	56,802
Albemarle Corp.	448,900	17,103
Arch Chemicals, Inc.	915,450	23,573
Ashland, Inc.	299,900	18,429
Celanese Corp. Class A	1,481,100	27,874
Chemtura Corp.	2,674,065	42,090
Dow Chemical Co.	3,721,400	178,441
E.I. du Pont de Nemours & Co.	302,000	12,889
Eastman Chemical Co.	904,200	50,084
Georgia Gulf Corp.	1,006,160	31,925
Lubrizol Corp.	493,100	21,696
Lyondell Chemical Co.	4,721,011	131,905
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
PolyOne Corp. (a)	3,062,200	$ 21,864
Praxair, Inc.	1,059,560	52,332
		687,007
Containers & Packaging - 0.3%
Amcor Ltd.	4,282,900	22,729
Smurfit-Stone Container Corp. (a)	5,749,421	69,740
		92,469
Metals & Mining - 1.4%
Alcan, Inc.	2,195,200	74,228
Alcoa, Inc.	6,106,376	171,284
Freeport-McMoRan Copper & Gold, Inc. Class B	1,866,830	75,196
Phelps Dodge Corp.	527,500	56,152
		376,860
Paper & Forest Products - 1.2%
Bowater, Inc.	883,800	29,881
Georgia-Pacific Corp.	2,973,890	101,558
International Paper Co.	3,084,100	97,458
Weyerhaeuser Co.	1,179,400	81,355
		310,252
TOTAL MATERIALS		1,466,588
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.0%
BellSouth Corp.	11,994,801	331,057
Consolidated Communications Holdings, Inc.	950,100	13,833
New Skies Satellites Holdings Ltd.	536,700	11,110
Philippine Long Distance Telephone Co. sponsored ADR	1,561,000	45,378
Qwest Communications International, Inc. (a)	11,748,800	44,880
SBC Communications, Inc.	18,935,244	462,967
Sprint Corp.	2,664,600	71,678
Verizon Communications, Inc.	10,154,844	347,600
		1,328,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	2,382,000	$ 51,832
Vodafone Group PLC sponsored ADR	3,563,300	92,040
		143,872
TOTAL TELECOMMUNICATION SERVICES		1,472,375
UTILITIES - 3.2%
Electric Utilities - 0.6%
Entergy Corp.	1,773,300	138,211
PG&E Corp.	704,900	26,525
		164,736
Independent Power Producers & Energy Traders - 0.6%
Duke Energy Corp.	2,269,300	67,035
TXU Corp.	1,090,961	94,521
		161,556
Multi-Utilities - 2.0%
CMS Energy Corp. (a)	901,400	14,278
Dominion Resources, Inc.	2,752,900	203,329
NorthWestern Energy Corp.	1,005,600	31,777
Public Service Enterprise Group, Inc.	2,394,900	153,992
Wisconsin Energy Corp.	3,245,900	130,323
		533,699
TOTAL UTILITIES		859,991
TOTAL COMMON STOCKS (Cost $19,815,849)		26,020,976
Convertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	863,700	16,980
Series C, 6.25%	577,800	12,827
		29,807
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	17,582
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	$ 0
TOTAL CONSUMER DISCRETIONARY		47,389
FINANCIALS - 0.5%
Capital Markets - 0.0%
State Street Corp. 6.75%	56,800	12,565
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	976,600	40,672
Insurance - 0.3%
Conseco, Inc. Series B, 5.50%	323,900	8,823
The Chubb Corp.:
7.00%	363,600	11,746
Series B, 7.00%	274,000	8,878
Travelers Property Casualty Corp. 4.50%	500,000	11,940
XL Capital Ltd. 6.50%	1,137,200	26,356
		67,743
TOTAL FINANCIALS		120,980
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	343,300	19,434
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	23,381
TOTAL HEALTH CARE		42,815
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. Series C, 6.25%	328,778	37,729
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	4,373
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $268,946)		253,286
Corporate Bonds - 0.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 25,420	$ 13,676
Six Flags, Inc. 4.5% 5/15/15	8,460	8,915
		22,591
Media - 0.2%
Liberty Media Corp. 3.5% 1/15/31 (e)	24,460	23,971
News America, Inc. liquid yield option note 0% 2/28/21 (e)	49,080	28,417
		52,388
TOTAL CONSUMER DISCRETIONARY		74,979
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (e)	5,734	5,473
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	11,750	16,812
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. liquid yield option note 0% 8/1/20	1,230	699
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (e)	28,080	19,502
TOTAL CONVERTIBLE BONDS		117,465
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	133	152
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 31,600	$ 26,525
TOTAL NONCONVERTIBLE BONDS		26,677
TOTAL CORPORATE BONDS (Cost $154,271)		144,142
Money Market Funds - 0.1%
	Shares
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c) (Cost $19,537)	19,536,680	19,537
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $20,258,603)		26,437,941
NET OTHER ASSETS - 0.1%		35,590
NET ASSETS - 100%		$ 26,473,531
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,363,000 or 0.3% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
France	2.7%
United Kingdom	2.3%
Netherlands Antilles	1.2%
Bermuda	1.1%
Others (individually less than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2005

Assets
Investment in securities, at value (including securities loaned of $18,536) (cost $20,258,603) - See accompanying schedule		$ 26,437,941
Foreign currency held at value (cost $1,288)		1,290
Receivable for investments sold		157,513
Receivable for fund shares sold		24,383
Dividends receivable		41,914
Interest receivable		728
Prepaid expenses		40
Other affiliated receivables		119
Other receivables		1,657
Total assets		26,665,585

Liabilities
Payable to custodian bank	$ 4,726
Payable for investments purchased	41,620
Payable for fund shares redeemed	109,769
Accrued management fee	10,372
Other affiliated payables	5,101
Other payables and accrued expenses	929
Collateral on securities loaned, at value	19,537
Total liabilities		192,054

Net Assets		$ 26,473,531
Net Assets consist of:
Paid in capital		$ 19,634,754
Undistributed net investment income		31,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		627,727
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,179,325
Net Assets, for 498,837 shares outstanding		$ 26,473,531
Net Asset Value, offering price and redemption price per share ($26,473,531 ÷ 498,837 shares)		$ 53.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2005

Investment Income
Dividends		$ 291,884
Interest		6,412
Security lending		1,771
Total income		300,067

Expenses
Management fee	$ 61,613
Transfer agent fees	26,592
Accounting and security lending fees	937
Independent trustees' compensation	59
Depreciation in deferred trustee compensation account	(2)
Custodian fees and expenses	327
Registration fees	95
Audit	146
Legal	36
Interest	19
Miscellaneous	148
Total expenses before reductions	89,970
Expense reductions	(1,886)	88,084
Net investment income (loss)		211,983
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	649,973
Foreign currency transactions	(197)
Total net realized gain (loss)		649,776
Change in net unrealized appreciation (depreciation) on: Investment securities	390,585
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		390,578
Net gain (loss)		1,040,354
Net increase (decrease) in net assets resulting from operations		$ 1,252,337

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2005	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 211,983	$ 380,867
Net realized gain (loss)	649,776	879,689
Change in net unrealized appreciation (depreciation)	390,578	528,835
Net increase (decrease) in net assets resulting from operations	1,252,337	1,789,391
Distributions to shareholders from net investment income	(202,289)	(390,294)
Distributions to shareholders from net realized gain	(280,839)	(801,084)
Total distributions	(483,128)	(1,191,378)
Share transactions Proceeds from sales of shares	1,943,879	4,643,118
Reinvestment of distributions	471,653	1,162,171
Cost of shares redeemed	(2,441,213)	(4,365,933)
Net increase (decrease) in net assets resulting from share transactions	(25,681)	1,439,356
Total increase (decrease) in net assets	743,528	2,037,369

Net Assets
Beginning of period	25,730,003	23,692,634
End of period (including undistributed net investment income of $31,725 and undistributed net investment income of $22,343, respectively)	$ 26,473,531	$ 25,730,003
Other Information Shares
Sold	37,677	92,015
Issued in reinvestment of distributions	9,021	22,715
Redeemed	(47,286)	(86,581)
Net increase (decrease)	(588)	28,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31,	Years ended January 31,
	2005	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 51.52	$ 50.27	$ 38.32	$ 48.15	$ 53.91	$ 50.96
Income from Investment Operations
Net investment income (loss)D	.42	.79	.71	.68	.71	.85
Net realized and unrealized gain (loss)	2.09	2.93	12.88	(9.69)	(4.53)	6.29
Total from investment operations	2.51	3.72	13.59	(9.01)	(3.82)	7.14
Distributions from net investment income	(.40)	(.81)	(.71)	(.68)	(.76)	(.87)
Distributions from net realized gain	(.56)	(1.66)	(.93)	(.14)	(1.18)	(3.32)
Total distributions	(.96)	(2.47)	(1.64)	(.82)	(1.94)	(4.19)
Net asset value, end of period	$ 53.07	$ 51.52	$ 50.27	$ 38.32	$ 48.15	$ 53.91
Total ReturnB,C	4.91%	7.51%	35.95%	(18.95)%	(7.06)%	14.93%
Ratios to Average Net AssetsE
Expenses before expense reductions	.69%A	.70%	.71%	.72%	.69%	.69%
Expenses net of voluntary waivers, if any	.69%A	.70%	.71%	.72%	.69%	.69%
Expenses net of all reductions	.68%A	.69%	.70%	.71%	.67%	.67%
Net investment income (loss)	1.63%A	1.56%	1.63%	1.57%	1.41%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 26,474	$ 25,730	$ 23,693	$ 17,239	$ 21,553	$ 22,824
Portfolio turnover rate	21%A	19%	25%	23%	23%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, contingent interest and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,471,224
Unrealized depreciation	(1,296,974)
Net unrealized appreciation (depreciation)	$ 6,174,250
Cost for federal income tax purposes	$ 20,263,691

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,664,166 and $2,840,632, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,792 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 40,568	3.37%	$ 19

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,355 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $528, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 13, 2005

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Equity-Income Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
18
16
14
12
10
8
6
4
2
0
16.9
14.6
11.3
10.3
1 Year
35
30
25
20
15
10
5
0
30.1
25.8
19.8
10.6
3 Year
40
35
30
25
20
15
10
5
0
34.4
34.4
23.5
5.3
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 38% 53% 53%

Lipper Objective: Equity Income

SEC Benchmark: Russell 3000 Value

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Equity-Income

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Equity-Income
75
56
48
75
57
48
75
55
48
75
56
48
73
59
47
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

TMG %	16%	17%	19%	19%	21%
Funds/Classes	913	912	936	943	931
ASPG Quadrant	2nd	2nd	2nd	2nd	2nd

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

EQU-USAN-0905
1.789291.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity® Large Cap Value

(formerly Fidelity Structured
Large Cap Value Fund)

Fidelity Mid Cap Value

(formerly Fidelity Structured
Mid Cap Value Fund)

Fidelity Large Cap Growth

(formerly Fidelity Structured
Large Cap Growth Fund)

Fidelity Mid Cap Growth

(formerly Fidelity Structured
Mid Cap Growth Fund)

Funds

Semiannual Report

July 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Fidelity Large Cap Value Fund
Actual	$ 1,000.00	$ 1,085.40	$ 4.65
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Fidelity Mid Cap Value Fund
Actual	$ 1,000.00	$ 1,117.80	$ 4.57
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
Fidelity Large Cap Growth Fund
Actual	$ 1,000.00	$ 1,094.40	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Fidelity Mid Cap Growth Fund
Actual	$ 1,000.00	$ 1,113.90	$ 5.24
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Large Cap Value Fund	.90%
Fidelity Mid Cap Value Fund	.87%
Fidelity Large Cap Growth Fund	1.00%
Fidelity Mid Cap Growth Fund	1.00%

Semiannual Report

Fidelity Large Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.8	4.5
Bank of America Corp.	3.1	3.3
iShares Russell 1000 Value Index Fund	2.6	3.0
Hewlett-Packard Co.	1.9	1.2
MetLife, Inc.	1.8	0.0
Verizon Communications, Inc.	1.8	0.0
Pfizer, Inc.	1.7	0.0
The Chubb Corp.	1.6	0.0
JPMorgan Chase & Co.	1.6	0.6
Nextel Communications, Inc. Class A	1.6	1.0
	22.5
Top Five Market Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.1	31.3
Energy	13.7	11.1
Consumer Discretionary	9.5	11.4
Health Care	6.8	4.1
Industrials	6.7	11.1
Asset Allocation (% of fund's net assets)
As of July 31, 2005 *		As of January 31, 2005 **
	Stocks and Investment Companies 99.8%		Stocks and Investment Companies 99.2%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	1.1%	**Foreign investments	1.6%

Semiannual Report

Fidelity Large Cap Value Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.4%
Goodyear Tire & Rubber Co. (a)(d)	82,700	$ 1,439,807
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	70,000	2,181,900
Household Durables - 2.7%
D.R. Horton, Inc.	86,600	3,557,528
KB Home	18,700	1,531,717
NVR, Inc. (a)	1,500	1,407,000
Standard Pacific Corp.	36,800	3,510,352
		10,006,597
Media - 0.8%
Gannett Co., Inc.	38,100	2,779,776
Multiline Retail - 0.6%
Federated Department Stores, Inc.	28,500	2,162,295
Specialty Retail - 2.7%
American Eagle Outfitters, Inc.	137,000	4,514,150
Borders Group, Inc.	67,800	1,682,118
Home Depot, Inc.	56,400	2,453,964
TJX Companies, Inc.	46,500	1,093,215
		9,743,447
Textiles, Apparel & Luxury Goods - 1.7%
Polo Ralph Lauren Corp. Class A	54,100	2,663,884
Timberland Co. Class A (a)	112,400	3,751,912
		6,415,796
TOTAL CONSUMER DISCRETIONARY		34,729,618
CONSUMER STAPLES - 5.6%
Beverages - 0.3%
Pepsi Bottling Group, Inc.	32,800	956,448
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	138,100	4,404,009
Costco Wholesale Corp.	11,600	533,252
		4,937,261
Food Products - 1.5%
Archer-Daniels-Midland Co.	95,800	2,197,652
General Mills, Inc.	69,300	3,284,820
		5,482,472
Household Products - 1.2%
Clorox Co.	60,900	3,401,265
Energizer Holdings, Inc. (a)	14,800	945,720
		4,346,985
Tobacco - 1.3%
Altria Group, Inc.	70,700	4,734,072
TOTAL CONSUMER STAPLES		20,457,238
ENERGY - 13.7%
Oil, Gas & Consumable Fuels - 13.7%
Anadarko Petroleum Corp.	23,900	2,111,565

	Shares	Value (Note 1)
Apache Corp.	33,340	$ 2,280,456
Chevron Corp.	93,600	5,429,736
ConocoPhillips	85,400	5,345,186
Exxon Mobil Corp.	299,100	17,572,125
Occidental Petroleum Corp.	50,740	4,174,887
Sunoco, Inc.	23,700	2,979,801
Tesoro Corp.	93,800	4,523,036
Valero Energy Corp.	66,900	5,537,982
		49,954,774
FINANCIALS - 34.1%
Capital Markets - 0.7%
Goldman Sachs Group, Inc.	22,700	2,439,796
Commercial Banks - 4.4%
Bank of America Corp.	257,760	11,238,336
Wells Fargo & Co.	76,410	4,686,989
		15,925,325
Consumer Finance - 1.7%
American Express Co.	56,700	3,118,500
Capital One Financial Corp. (d)	37,700	3,110,250
		6,228,750
Diversified Financial Services - 4.1%
CIT Group, Inc.	77,300	3,412,022
Citigroup, Inc.	132,160	5,748,960
JPMorgan Chase & Co.	167,800	5,896,492
		15,057,474
Insurance - 16.7%
ACE Ltd.	35,000	1,617,350
Allstate Corp.	94,900	5,813,574
AMBAC Financial Group, Inc.	40,900	2,938,256
American Financial Group, Inc., Ohio	107,600	3,641,184
American International Group, Inc.	91,600	5,514,320
Commerce Group, Inc., Massachusetts	70,200	4,376,970
Everest Re Group Ltd.	24,300	2,366,820
First American Corp., California	41,200	1,810,740
Hartford Financial Services Group, Inc.	37,500	3,021,375
MetLife, Inc.	136,600	6,712,524
Old Republic International Corp.	77,500	2,035,150
Philadelphia Consolidated Holdings Corp. (a)	25,000	2,075,500
The Chubb Corp.	67,700	6,013,114
The St. Paul Travelers Companies, Inc.	72,500	3,191,450
UICI	162,100	5,000,785
W.R. Berkley Corp.	67,200	2,515,296
XL Capital Ltd. Class A	31,900	2,291,058
		60,935,466
Real Estate - 1.7%
Boston Properties, Inc.	13,300	1,012,795
Equity Office Properties Trust	34,600	1,226,570
Public Storage, Inc.	14,900	994,575
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Simon Property Group, Inc.	18,900	$ 1,507,086
Vornado Realty Trust	16,600	1,471,424
		6,212,450
Thrifts & Mortgage Finance - 4.8%
Countrywide Financial Corp.	101,400	3,650,400
Freddie Mac	19,400	1,227,632
Golden West Financial Corp., Delaware	29,200	1,901,504
MGIC Investment Corp.	71,800	4,924,044
Radian Group, Inc.	103,500	5,338,530
The PMI Group, Inc.	16,800	687,960
		17,730,070
TOTAL FINANCIALS		124,529,331
HEALTH CARE - 6.8%
Health Care Providers & Services - 4.7%
Aetna, Inc.	64,100	4,961,340
AmerisourceBergen Corp.	55,600	3,991,524
CIGNA Corp.	40,000	4,270,000
McKesson Corp.	89,900	4,045,500
		17,268,364
Pharmaceuticals - 2.1%
Merck & Co., Inc.	40,650	1,262,589
Pfizer, Inc.	232,300	6,155,950
		7,418,539
TOTAL HEALTH CARE		24,686,903
INDUSTRIALS - 6.7%
Building Products - 0.6%
Masco Corp.	68,600	2,326,226
Commercial Services & Supplies - 1.4%
Cendant Corp.	112,050	2,393,388
Equifax, Inc.	73,600	2,679,040
		5,072,428
Machinery - 1.6%
Cummins, Inc.	21,700	1,854,048
Deere & Co.	55,300	4,066,209
		5,920,257
Road & Rail - 3.1%
Burlington Northern Santa Fe Corp.	76,700	4,160,975
CSX Corp.	27,300	1,243,242
Norfolk Southern Corp.	156,600	5,827,086
		11,231,303
TOTAL INDUSTRIALS		24,550,214

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.9%
Motorola, Inc.	162,200	$ 3,435,396
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	284,300	6,999,466
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	97,460	2,645,064
Software - 1.2%
BEA Systems, Inc. (a)	166,300	1,506,678
McAfee, Inc. (a)	88,800	2,788,320
		4,294,998
TOTAL INFORMATION TECHNOLOGY		17,374,924
MATERIALS - 4.1%
Chemicals - 0.8%
Dow Chemical Co.	58,850	2,821,858
Construction Materials - 0.5%
Texas Industries, Inc.	24,900	1,833,387
Containers & Packaging - 0.2%
Silgan Holdings, Inc.	13,600	781,048
Metals & Mining - 1.8%
Newmont Mining Corp.	40,800	1,532,040
Nucor Corp.	17,900	992,555
Phelps Dodge Corp.	25,600	2,725,120
Reliance Steel & Aluminum Co.	28,200	1,317,504
		6,567,219
Paper & Forest Products - 0.8%
Georgia-Pacific Corp.	41,500	1,417,225
Weyerhaeuser Co.	22,700	1,565,846
		2,983,071
TOTAL MATERIALS		14,986,583
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	51,070	3,396,155
BellSouth Corp.	51,100	1,410,360
CenturyTel, Inc.	75,940	2,610,058
Verizon Communications, Inc.	190,100	6,507,123
		13,923,696
Wireless Telecommunication Services - 1.6%
Nextel Communications, Inc. Class A (a)	169,400	5,895,120
TOTAL TELECOMMUNICATION SERVICES		19,818,816
UTILITIES - 6.6%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	76,400	2,956,680
Edison International	19,100	780,808
Entergy Corp.	12,200	950,868
FirstEnergy Corp.	35,500	1,767,190
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
PG&E Corp.	40,830	$ 1,536,433
PPL Corp.	29,640	1,825,231
		9,817,210
Gas Utilities - 0.8%
UGI Corp.	98,400	2,887,056
Independent Power Producers & Energy Traders - 1.7%
Duke Energy Corp.	59,500	1,757,630
TXU Corp.	54,300	4,704,552
		6,462,182
Multi-Utilities - 1.4%
CMS Energy Corp. (a)	82,600	1,308,384
Dominion Resources, Inc.	19,400	1,432,884
Sempra Energy	55,300	2,350,250
		5,091,518
TOTAL UTILITIES		24,257,966
TOTAL COMMON STOCKS (Cost $329,532,600)		355,346,367
Investment Companies - 2.6%

iShares Russell 1000 Value Index Fund (Cost $9,309,283)	137,000	9,411,900
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 3.31% (b)	3,029,666	3,029,666
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	3,516,950	3,516,950
TOTAL MONEY MARKET FUNDS (Cost $6,546,616)		6,546,616
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $345,388,499)		371,304,883
NET OTHER ASSETS - (1.6)%		(5,821,837)
NET ASSETS - 100%		$ 365,483,046
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,381,170) (cost $345,388,499) - See accompanying schedule		$ 371,304,883
Receivable for fund shares sold		879,292
Dividends receivable		259,472
Interest receivable		35,502
Prepaid expenses		118
Other receivables		49,074
Total assets		372,528,341

Liabilities
Payable for investments purchased	$ 2,997,244
Payable for fund shares redeemed	264,083
Accrued management fee	161,682
Other affiliated payables	64,799
Other payables and accrued expenses	40,537
Collateral on securities loaned, at value	3,516,950
Total liabilities		7,045,295

Net Assets		$ 365,483,046
Net Assets consist of:
Paid in capital		$ 334,463,334
Undistributed net investment income		1,703,956
Accumulated undistributed net realized gain (loss) on investments		3,399,372
Net unrealized appreciation (depreciation) on investments		25,916,384
Net Assets, for 28,167,831 shares outstanding		$ 365,483,046
Net Asset Value, offering price and redemption price per share ($365,483,046 ÷ 28,167,831 shares)		$ 12.98

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Dividends		$ 2,046,126
Special Dividends		647,400
Interest		62,928
Security lending		4,898
Total income		2,761,352

Expenses
Management fee Basic fee	$ 668,137
Performance adjustment	(17,573)
Transfer agent fees	303,878
Accounting and security lending fees	43,969
Independent trustees' compensation	464
Custodian fees and expenses	6,742
Registration fees	26,005
Audit	21,397
Legal	214
Interest	1,152
Miscellaneous	540
Total expenses before reductions	1,054,925
Expense reductions	(49,505)	1,005,420
Net investment income (loss)		1,755,932
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,657,586
Change in net unrealized appreciation (depreciation) on investment securities		16,556,591
Net gain (loss)		20,214,177
Net increase (decrease) in net assets resulting from operations		$ 21,970,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,755,932	$ 547,306
Net realized gain (loss)	3,657,586	4,026,192
Change in net unrealized appreciation (depreciation)	16,556,591	6,303,473
Net increase (decrease) in net assets resulting from operations	21,970,109	10,876,971
Distributions to shareholders from net investment income	(154,953)	(446,024)
Distributions to shareholders from net realized gain	(1,162,146)	(981,252)
Total distributions	(1,317,099)	(1,427,276)
Share transactions Proceeds from sales of shares	207,682,675	174,933,730
Reinvestment of distributions	1,289,111	1,392,255
Cost of shares redeemed	(41,156,522)	(33,953,678)
Net increase (decrease) in net assets resulting from share transactions	167,815,264	142,372,307
Redemption fees	10,934	13,417
Total increase (decrease) in net assets	188,479,208	151,835,419

Net Assets
Beginning of period	177,003,838	25,168,419
End of period (including undistributed net investment income of $1,703,956 and undistributed net investment income of $102,977, respectively)	$ 365,483,046	$ 177,003,838
Other Information Shares
Sold	16,716,854	15,175,650
Issued in reinvestment of distributions	102,473	117,391
Redeemed	(3,349,672)	(2,959,725)
Net increase (decrease)	13,469,655	12,333,316

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 10.64	$ 8.17	$ 10.17	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09 E	.09 F	.09	.08	.01
Net realized and unrealized gain (loss)	.94	1.47	2.47	(2.00)	.17
Total from investment operations	1.03	1.56	2.56	(1.92)	.18
Distributions from net investment income	(.01)	(.05)	(.09)	(.08)	(.01)
Distributions from net realized gain	(.08)	(.11)	-	-	-
Total distributions	(.09)	(.16)	(.09)	(.08)	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	- I	-
Net asset value, end of period	$ 12.98	$ 12.04	$ 10.64	$ 8.17	$ 10.17
Total Return B, C	8.54%	14.68%	31.44%	(18.92)%	1.80%
Ratios to Average Net Assets H
Expenses before expense reductions	.90% A	1.07%	1.45%	1.83%	3.13% A
Expenses net of voluntary waivers, if any	.90% A	1.07%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.86% A	1.05%	1.18%	1.19%	1.20% A
Net investment income (loss)	1.51% A, E	.79% F	.99%	.90%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 365,483	$ 177,004	$ 25,168	$ 15,582	$ 11,684
Portfolio turnover rate	166% A	170%	72%	95%	81% A

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .95%. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .59%. G For the period November 15, 2001 (commencement of operations) to January 31, 2002. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
MGIC Investment Corp.	1.9	0.8
Federated Department Stores, Inc.	1.6	0.0
Sempra Energy	1.6	0.0
iShares Russell Midcap Value Index Fund	1.5	3.6
PG&E Corp.	1.5	1.4
UGI Corp.	1.5	0.0
Allegheny Energy, Inc.	1.5	0.0
Westcorp	1.5	0.6
UICI	1.5	0.0
Norfolk Southern Corp.	1.5	0.6
	15.6
Top Five Market Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.0	27.4
Consumer Discretionary	13.6	14.7
Utilities	13.3	12.7
Information Technology	7.6	6.9
Consumer Staples	7.3	5.2
Asset Allocation (% of fund's net assets)
As of July 31, 2005 *		As of January 31, 2005 **
	Stocks and Investment Companies 99.1%		Stocks and Investment Companies 99.2%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	1.8%	**Foreign investments	5.1%

Semiannual Report

Fidelity Mid Cap Value Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.5%
Johnson Controls, Inc.	17,100	$ 982,224
Household Durables - 3.8%
D.R. Horton, Inc.	66,033	2,712,636
Ryland Group, Inc.	33,800	2,731,040
Standard Pacific Corp.	27,900	2,661,381
		8,105,057
Media - 0.9%
Gannett Co., Inc.	27,300	1,991,808
Multiline Retail - 1.6%
Federated Department Stores, Inc.	45,100	3,421,737
Specialty Retail - 4.2%
American Eagle Outfitters, Inc.	90,300	2,975,385
Borders Group, Inc.	91,700	2,275,077
The Pantry, Inc. (a)	53,700	2,288,694
TJX Companies, Inc.	63,100	1,483,481
		9,022,637
Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc. Class B	10,200	854,760
Polo Ralph Lauren Corp. Class A	44,600	2,196,104
Timberland Co. Class A (a)	76,500	2,553,570
		5,604,434
TOTAL CONSUMER DISCRETIONARY		29,127,897
CONSUMER STAPLES - 7.3%
Beverages - 0.5%
Pepsi Bottling Group, Inc.	39,300	1,145,988
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	79,900	2,548,011
Longs Drug Stores Corp.	32,900	1,427,531
SUPERVALU, Inc. (a)	59,600	2,109,840
		6,085,382
Food Products - 1.8%
Archer-Daniels-Midland Co.	77,700	1,782,438
Hormel Foods Corp.	32,700	968,247
Pilgrims Pride Corp. Class B	28,200	1,067,370
		3,818,055
Household Products - 1.9%
Clorox Co.	54,000	3,015,900
Energizer Holdings, Inc. (a)	15,800	1,009,620
		4,025,520
Personal Products - 0.3%
Playtex Products, Inc. (a)	66,200	705,692
TOTAL CONSUMER STAPLES		15,780,637
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	8,200	724,470

	Shares	Value (Note 1)
Devon Energy Corp.	15,200	$ 852,568
Occidental Petroleum Corp.	11,600	954,448
Remington Oil & Gas Corp. (a)	24,600	969,486
Sunoco, Inc.	22,100	2,778,633
Tesoro Corp.	42,000	2,025,240
Valero Energy Corp.	28,000	2,317,840
		10,622,685
FINANCIALS - 31.0%
Commercial Banks - 1.8%
Comerica, Inc.	11,000	672,100
Westcorp	54,100	3,135,095
		3,807,195
Consumer Finance - 1.0%
AmeriCredit Corp. (a)	39,500	1,055,440
Capital One Financial Corp. (d)	13,500	1,113,750
		2,169,190
Diversified Financial Services - 1.0%
CIT Group, Inc.	47,800	2,109,892
Insurance - 16.3%
ACE Ltd.	47,600	2,199,596
AMBAC Financial Group, Inc.	40,470	2,907,365
American Financial Group, Inc., Ohio	71,400	2,416,176
Assurant, Inc.	58,000	2,143,100
Commerce Group, Inc., Massachusetts	33,300	2,076,255
Everest Re Group Ltd.	16,800	1,636,320
Fidelity National Financial, Inc.	16,500	650,100
First American Corp., California	54,100	2,377,695
LandAmerica Financial Group, Inc.	33,600	2,106,048
Markel Corp. (a)	2,200	739,200
MetLife, Inc.	22,300	1,095,822
Old Republic International Corp.	43,500	1,142,310
Philadelphia Consolidated Holdings Corp. (a)	11,700	971,334
Progressive Corp.	8,400	837,396
Protective Life Corp.	35,000	1,524,600
StanCorp Financial Group, Inc.	19,200	1,657,728
The Chubb Corp.	14,600	1,296,772
UICI	101,300	3,125,105
United Fire & Casualty Co.	36,200	1,621,036
W.R. Berkley Corp.	38,100	1,426,083
XL Capital Ltd. Class A	14,100	1,012,662
		34,962,703
Real Estate - 5.9%
Boston Properties, Inc.	14,900	1,134,635
Equity Office Properties Trust	18,600	659,370
Equity Residential (SBI)	54,640	2,207,456
General Growth Properties, Inc.	48,600	2,234,628
Kimco Realty Corp.	25,500	1,674,330
Public Storage, Inc.	13,400	894,450
Simon Property Group, Inc.	7,500	598,050
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Trizec Properties, Inc.	67,100	$ 1,474,187
Vornado Realty Trust	21,300	1,888,032
		12,765,138
Thrifts & Mortgage Finance - 5.0%
Countrywide Financial Corp.	43,100	1,551,600
MGIC Investment Corp.	57,700	3,957,064
Radian Group, Inc.	59,700	3,079,326
Sovereign Bancorp, Inc.	73,030	1,751,990
The PMI Group, Inc.	12,100	495,495
		10,835,475
TOTAL FINANCIALS		66,649,593
HEALTH CARE - 4.5%
Health Care Providers & Services - 4.2%
Aetna, Inc.	21,100	1,633,140
AmerisourceBergen Corp.	29,000	2,081,910
CIGNA Corp.	18,100	1,932,175
McKesson Corp.	37,400	1,683,000
Sierra Health Services, Inc. (a)	24,100	1,625,304
		8,955,529
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. (a)	18,900	631,260
TOTAL HEALTH CARE		9,586,789
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.2%
Precision Castparts Corp.	4,900	440,902
Building Products - 0.6%
Masco Corp.	39,070	1,324,864
Commercial Services & Supplies - 1.1%
Equifax, Inc.	40,800	1,485,120
Korn/Ferry International (a)	36,500	726,350
		2,211,470
Construction & Engineering - 0.5%
Shaw Group, Inc. (a)	58,600	1,120,432
Electrical Equipment - 0.7%
Rockwell Automation, Inc.	29,900	1,540,149
Machinery - 1.1%
Cummins, Inc.	21,300	1,819,872
Deere & Co.	7,900	580,887
		2,400,759
Road & Rail - 2.7%
CSX Corp.	18,800	856,152

	Shares	Value (Note 1)
Norfolk Southern Corp.	82,800	$ 3,080,988
Swift Transportation Co., Inc. (a)	80,100	1,761,399
		5,698,539
TOTAL INDUSTRIALS		14,737,115
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.2%
Harris Corp.	38,800	1,438,316
Motorola, Inc.	54,900	1,162,782
		2,601,098
Computers & Peripherals - 0.7%
QLogic Corp. (a)	30,800	956,340
Western Digital Corp. (a)	36,500	547,135
		1,503,475
Electronic Equipment & Instruments - 1.6%
Amphenol Corp. Class A	20,900	930,886
Avnet, Inc. (a)	49,700	1,301,146
Tech Data Corp. (a)	30,320	1,175,810
		3,407,842
IT Services - 1.8%
Affiliated Computer Services, Inc. Class A (a)	23,400	1,169,298
Computer Sciences Corp. (a)	61,200	2,801,736
		3,971,034
Software - 2.3%
BEA Systems, Inc. (a)	254,300	2,303,958
McAfee, Inc. (a)	83,900	2,634,460
		4,938,418
TOTAL INFORMATION TECHNOLOGY		16,421,867
MATERIALS - 7.0%
Chemicals - 0.6%
Eastman Chemical Co.	24,400	1,351,516
Construction Materials - 1.2%
Texas Industries, Inc.	35,700	2,628,591
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	19,600	502,740
Silgan Holdings, Inc.	28,900	1,659,727
		2,162,467
Metals & Mining - 3.1%
Phelps Dodge Corp.	22,810	2,428,125
Reliance Steel & Aluminum Co.	50,700	2,368,704
United States Steel Corp.	43,300	1,846,745
		6,643,574
Paper & Forest Products - 1.1%
Georgia-Pacific Corp.	68,500	2,339,275
TOTAL MATERIALS		15,125,423
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
ALLTEL Corp.	19,900	$ 1,323,350
CenturyTel, Inc.	36,300	1,247,631
		2,570,981
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Class A (a)	12,700	441,960
TOTAL TELECOMMUNICATION SERVICES		3,012,941
UTILITIES - 13.3%
Electric Utilities - 5.4%
Allegheny Energy, Inc. (a)	111,800	3,186,300
DPL, Inc.	15,800	436,080
Edison International	38,800	1,586,144
Entergy Corp.	15,740	1,226,776
PG&E Corp.	85,500	3,217,365
Sierra Pacific Resources (a)(d)	146,400	1,900,272
		11,552,937
Gas Utilities - 3.0%
KeySpan Corp.	17,710	720,620
Questar Corp.	37,300	2,617,714
UGI Corp.	108,900	3,195,126
		6,533,460
Independent Power Producers & Energy Traders - 2.3%
Constellation Energy Group, Inc.	33,300	2,004,993
TXU Corp.	33,900	2,937,096
		4,942,089
Multi-Utilities - 2.6%
CMS Energy Corp. (a)	142,100	2,250,864
Sempra Energy	78,600	3,340,500
		5,591,364
TOTAL UTILITIES		28,619,850
TOTAL COMMON STOCKS (Cost $186,411,926)		209,684,797
Investment Companies - 1.5%

iShares Russell Midcap Value Index Fund (Cost $3,296,692)	26,800	3,315,428
Money Market Funds - 2.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)	1,754,952	$ 1,754,952
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	2,935,350	2,935,350
TOTAL MONEY MARKET FUNDS (Cost $4,690,302)		4,690,302
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $194,398,920)		217,690,527
NET OTHER ASSETS - (1.3)%		(2,743,500)
NET ASSETS - 100%		$ 214,947,027
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,826,010) (cost $194,398,920) - See accompanying schedule		$ 217,690,527
Cash		735,612
Receivable for investments sold		929,612
Receivable for fund shares sold		1,059,919
Dividends receivable		49,793
Interest receivable		7,127
Prepaid expenses		148
Other receivables		51,867
Total assets		220,524,605

Liabilities
Payable for investments purchased	$ 2,374,800
Payable for fund shares redeemed	101,380
Accrued management fee	83,146
Other affiliated payables	47,496
Other payables and accrued expenses	35,406
Collateral on securities loaned, at value	2,935,350
Total liabilities		5,577,578

Net Assets		$ 214,947,027
Net Assets consist of:
Paid in capital		$ 179,062,031
Undistributed net investment income		937,844
Accumulated undistributed net realized gain (loss) on investments		11,655,545
Net unrealized appreciation (depreciation) on investments		23,291,607
Net Assets, for 13,852,192 shares outstanding		$ 214,947,027
Net Asset Value, offering price and redemption price per share ($214,947,027 ÷ 13,852,192 shares)		$ 15.52

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Dividends		$ 1,218,874
Special Dividends		428,770
Interest		29,177
Security lending		9,858
Total income		1,686,679

Expenses
Management fee Basic fee	$ 535,120
Performance adjustment	(76,203)
Transfer agent fees	265,580
Accounting and security lending fees	35,388
Independent trustees' compensation	402
Custodian fees and expenses	7,195
Registration fees	22,017
Audit	22,509
Legal	201
Interest	2,376
Miscellaneous	584
Total expenses before reductions	815,169
Expense reductions	(50,992)	764,177
Net investment income (loss)		922,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,052,039
Futures contracts	(3,980)
Total net realized gain (loss)		12,048,059
Change in net unrealized appreciation (depreciation) on investment securities		8,050,270
Net gain (loss)		20,098,329
Net increase (decrease) in net assets resulting from operations		$ 21,020,831

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 922,502	$ 561,836
Net realized gain (loss)	12,048,059	12,258,887
Change in net unrealized appreciation (depreciation)	8,050,270	3,757,557
Net increase (decrease) in net assets resulting from operations	21,020,831	16,578,280
Distributions to shareholders from net investment income	(188,429)	(363,688)
Distributions to shareholders from net realized gain	(3,203,280)	(2,909,505)
Total distributions	(3,391,709)	(3,273,193)
Share transactions Proceeds from sales of shares	95,325,719	113,733,065
Reinvestment of distributions	3,263,691	3,166,254
Cost of shares redeemed	(54,523,994)	(72,789,352)
Net increase (decrease) in net assets resulting from share transactions	44,065,416	44,109,967
Redemption fees	21,670	18,590
Total increase (decrease) in net assets	61,716,208	57,433,644

Net Assets
Beginning of period	153,230,819	95,797,175
End of period (including undistributed net investment income of $937,844 and undistributed net investment income of $203,771, respectively)	$ 214,947,027	$ 153,230,819
Other Information Shares
Sold	6,600,679	8,541,621
Issued in reinvestment of distributions	222,171	227,952
Redeemed	(3,810,658)	(5,704,954)
Net increase (decrease)	3,012,192	3,064,619

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 12.32	$ 8.85	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07 E	.08	.06	.08	.01
Net realized and unrealized gain (loss)	1.58	2.10	3.45	(1.74)	.59
Total from investment operations	1.65	2.18	3.51	(1.66)	.60
Distributions from net investment income	(.02)	(.04)	(.04)	(.08)	(.01)
Distributions from net realized gain	(.26)	(.32)	-	-	-
Total distributions	(.27) I	(.36)	(.04)	(.08)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	-
Net asset value, end of period	$ 15.52	$ 14.14	$ 12.32	$ 8.85	$ 10.59
Total Return B, C	11.78%	17.75%	39.69%	(15.71)%	6.00%
Ratios to Average Net Assets G
Expenses before expense reductions	.87% A	.91%	1.07%	1.28%	2.30% A
Expenses net of voluntary waivers, if any	.87% A	.91%	1.07%	1.20%	1.20% A
Expenses net of all reductions	.82% A	.90%	1.05%	1.18%	1.20% A
Net investment income (loss)	.99% A, E	.59%	.55%	.79%	.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,947	$ 153,231	$ 95,797	$ 36,419	$ 23,773
Portfolio turnover rate	218% A	196%	97%	113%	68% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .53%. F For the period November 15, 2001 (commencement of operations) to January 31, 2002. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gains of $.255 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Apple Computer, Inc.	2.9	2.7
McAfee, Inc.	2.7	0.0
Genentech, Inc.	2.6	0.0
Johnson & Johnson	2.6	2.6
Deere & Co.	2.6	0.0
D.R. Horton, Inc.	2.5	2.5
Valero Energy Corp.	2.5	0.0
Ryland Group, Inc.	2.5	2.5
General Electric Co.	2.5	0.0
Norfolk Southern Corp.	2.4	0.0
	25.8
Top Five Market Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.5	26.2
Health Care	18.6	22.1
Consumer Discretionary	16.0	14.6
Industrials	14.4	9.0
Consumer Staples	11.6	12.4
Asset Allocation (% of fund's net assets)
As of July 31, 2005 *		As of January 31, 2005 **
	Stocks 99.3%		Stocks and Investment Companies 98.2%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	0.5%	** Foreign investments	3.6%

Semiannual Report

Fidelity Large Cap Growth Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 1.7%
Penn National Gaming, Inc. (a)	45,600	$ 1,630,200
Household Durables - 8.0%
D.R. Horton, Inc.	59,200	2,431,936
KB Home	26,900	2,203,379
Lennar Corp. Class A	10,200	686,154
Ryland Group, Inc.	29,800	2,407,840
		7,729,309
Multiline Retail - 4.3%
Federated Department Stores, Inc.	18,900	1,433,943
Sears Holdings Corp. (a)	4,500	694,035
Target Corp.	35,300	2,073,875
		4,201,853
Specialty Retail - 0.5%
Best Buy Co., Inc.	6,200	474,920
Textiles, Apparel & Luxury Goods - 1.5%
Timberland Co. Class A (a)	44,600	1,488,748
TOTAL CONSUMER DISCRETIONARY		15,525,030
CONSUMER STAPLES - 11.6%
Food & Staples Retailing - 5.8%
7-Eleven, Inc. (a)	54,400	1,841,440
Costco Wholesale Corp.	20,100	923,997
Wal-Mart Stores, Inc.	24,400	1,204,140
Walgreen Co.	34,900	1,670,314
		5,639,891
Food Products - 3.3%
Bunge Ltd.	300	18,417
General Mills, Inc.	29,100	1,379,340
Hormel Foods Corp.	4,800	142,128
Kellogg Co.	35,400	1,603,974
		3,143,859
Household Products - 0.5%
Energizer Holdings, Inc. (a)	7,800	498,420
Personal Products - 2.0%
Gillette Co.	36,600	1,964,322
TOTAL CONSUMER STAPLES		11,246,492
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Lone Star Technologies, Inc. (a)	17,600	898,128
Oil, Gas & Consumable Fuels - 2.5%
Valero Energy Corp.	29,100	2,408,898
TOTAL ENERGY		3,307,026

	Shares	Value (Note 1)
FINANCIALS - 5.7%
Commercial Banks - 2.3%
Bank of America Corp.	35,600	$ 1,552,160
Wells Fargo & Co.	11,100	680,874
		2,233,034
Consumer Finance - 0.1%
American Express Co.	1,600	88,000
Diversified Financial Services - 0.1%
Moody's Corp.	1,700	80,427
Insurance - 1.9%
AFLAC, Inc.	35,100	1,583,010
AMBAC Financial Group, Inc.	4,000	287,360
		1,870,370
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.	1,200	82,296
Radian Group, Inc.	22,500	1,160,550
		1,242,846
TOTAL FINANCIALS		5,514,677
HEALTH CARE - 18.6%
Biotechnology - 7.7%
Amgen, Inc. (a)	23,200	1,850,200
Biogen Idec, Inc. (a)	20,600	809,374
Genentech, Inc. (a)	28,300	2,528,039
Gilead Sciences, Inc. (a)	32,300	1,447,363
United Therapeutics Corp. (a)	14,900	794,915
		7,429,891
Health Care Equipment & Supplies - 0.1%
Dade Behring Holdings, Inc.	1,400	106,120
Health Care Providers & Services - 6.0%
Aetna, Inc.	28,900	2,236,860
CIGNA Corp.	13,300	1,419,775
Sierra Health Services, Inc. (a)	9,300	627,192
UnitedHealth Group, Inc.	29,610	1,548,603
		5,832,430
Pharmaceuticals - 4.8%
Abbott Laboratories	44,500	2,075,035
Johnson & Johnson	39,500	2,526,420
		4,601,455
TOTAL HEALTH CARE		17,969,896
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.6%
L-3 Communications Holdings, Inc.	21,500	1,681,945
Northrop Grumman Corp.	32,100	1,779,945
		3,461,890
Air Freight & Logistics - 1.0%
FedEx Corp.	11,700	983,853
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.8%
Rockwell Automation, Inc.	15,400	$ 793,254
Industrial Conglomerates - 2.5%
General Electric Co.	69,300	2,390,850
Machinery - 2.6%
Deere & Co.	34,300	2,522,079
Road & Rail - 3.9%
Norfolk Southern Corp.	63,850	2,375,859
Yellow Roadway Corp. (a)	27,000	1,428,570
		3,804,429
TOTAL INDUSTRIALS		13,956,355
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	47,900	917,285
QUALCOMM, Inc.	11,100	438,339
		1,355,624
Computers & Peripherals - 8.1%
Apple Computer, Inc. (a)	66,700	2,844,754
Dell, Inc. (a)	58,700	2,375,589
QLogic Corp. (a)	52,000	1,614,600
Western Digital Corp. (a)	66,900	1,002,831
		7,837,774
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.)	1,300	374,088
Websense, Inc. (a)	24,100	1,201,144
		1,575,232
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	20,100	986,508
Semiconductors & Semiconductor Equipment - 6.0%
Intel Corp.	50,500	1,370,570
Lam Research Corp. (a)	70,700	2,011,415
Marvell Technology Group Ltd. (a)	10,900	476,221
Tessera Technologies, Inc. (a)	54,200	1,903,504
		5,761,710
Software - 8.4%
Activision, Inc. (a)	106,533	2,166,881
Autodesk, Inc.	45,900	1,569,321
McAfee, Inc. (a)	82,800	2,599,920
Microsoft Corp.	69,600	1,782,456
		8,118,578
TOTAL INFORMATION TECHNOLOGY		25,635,426
MATERIALS - 1.9%
Chemicals - 1.4%
Dow Chemical Co.	27,600	1,323,420

	Shares	Value (Note 1)
Metals & Mining - 0.5%
Carpenter Technology Corp.	2,200	$ 137,808
Phelps Dodge Corp.	3,600	383,220
		521,028
TOTAL MATERIALS		1,844,448
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. Class A (a)	17,240	599,952
UTILITIES - 0.6%
Electric Utilities - 0.1%
Edison International	1,000	40,880
PG&E Corp.	2,200	82,786
		123,666
Independent Power Producers & Energy Traders - 0.5%
TXU Corp.	5,100	441,864
TOTAL UTILITIES		565,530
TOTAL COMMON STOCKS (Cost $86,905,682)		96,164,832
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 3.31% (b) (Cost $2,417,411)	2,417,411	2,417,411
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $89,323,093)		98,582,243
NET OTHER ASSETS - (1.8)%		(1,716,053)
NET ASSETS - 100%		$ 96,866,190
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At January 31, 2005, the fund had a capital loss carryforward of approximately $357,066 all of which will expire on January 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $89,323,093) - See accompanying schedule		$ 98,582,243
Receivable for investments sold		2,934,915
Receivable for fund shares sold		1,605,544
Dividends receivable		27,314
Interest receivable		6,878
Prepaid expenses		55
Receivable from investment adviser for expense reductions		13,972
Other affiliated receivables
Other receivables		24,176
Total assets		103,195,097

Liabilities
Payable for investments purchased	$ 6,008,837
Payable for fund shares redeemed	215,202
Accrued management fee	47,811
Other affiliated payables	26,175
Other payables and accrued expenses	30,882
Total liabilities		6,328,907

Net Assets		$ 96,866,190
Net Assets consist of:
Paid in capital		$ 85,661,115
Accumulated net investment loss		(79,439)
Accumulated undistributed net realized gain (loss) on investments		2,025,364
Net unrealized appreciation (depreciation) on investments		9,259,150
Net Assets, for 8,703,579 shares outstanding		$ 96,866,190
Net Asset Value, offering price and redemption price per share ($96,866,190 ÷ 8,703,579 shares)		$ 11.13

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Dividends		$ 204,234
Interest		23,068
Security lending		311
Total income		227,613

Expenses
Management fee Basic fee	$ 190,193
Performance adjustment	28,098
Transfer agent fees	119,036
Accounting and security lending fees	12,471
Independent trustees' compensation	135
Custodian fees and expenses	11,087
Registration fees	11,482
Audit	20,975
Legal	65
Miscellaneous	247
Total expenses before reductions	393,789
Expense reductions	(86,737)	307,052
Net investment income (loss)		(79,439)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,606,532
Change in net unrealized appreciation (depreciation) on investment securities		4,015,964
Net gain (loss)		6,622,496
Net increase (decrease) in net assets resulting from operations		$ 6,543,057

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (79,439)	$ (22,007)
Net realized gain (loss)	2,606,532	3,223,363
Change in net unrealized appreciation (depreciation)	4,015,964	1,164,754
Net increase (decrease) in net assets resulting from operations	6,543,057	4,366,110
Share transactions Proceeds from sales of shares	52,725,246	33,426,772
Cost of shares redeemed	(11,858,633)	(11,423,588)
Net increase (decrease) in net assets resulting from share transactions	40,866,613	22,003,184
Redemption fees	3,428	4,378
Total increase (decrease) in net assets	47,413,098	26,373,672

Net Assets
Beginning of period	49,453,092	23,079,420
End of period (including accumulated net investment loss of $79,439 and $0, respectively)	$ 96,866,190	$ 49,453,092
Other Information Shares
Sold	4,963,734	3,583,804
Redeemed	(1,123,716)	(1,226,025)
Net increase (decrease)	3,840,018	2,357,779

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.17	$ 9.21	$ 6.93	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01) E	(.01)	(.01)	(.01)
Net realized and unrealized gain (loss)	.97	.97	2.29	(2.89)	(.16)
Total from investment operations	.96	.96	2.28	(2.90)	(.17)
Redemption fees added to paid in capitalD	- H	- H	- H	- H	-
Net asset value, end of period	$ 11.13	$ 10.17	$ 9.21	$ 6.93	$ 9.83
Total Return B, C	9.44%	10.42%	32.90%	(29.50)%	(1.70)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.30%	1.53%	1.43%	3.32% A
Expenses net of voluntary waivers, if any	1.00% A	1.20%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.92% A	1.13%	1.18%	1.18%	1.20% A
Net investment income (loss)	(.24)% A	(.07)% E	(.15)%	(.12)%	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,866	$ 49,453	$ 23,079	$ 18,902	$ 9,936
Portfolio turnover rate	297% A	274%	81%	245%	32% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.32)%. F For the period November 15, 2001 (commencement of operations) to January 31, 2002. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Apple Computer, Inc.	2.0	2.0
Activision, Inc.	1.8	1.1
Autodesk, Inc.	1.8	0.5
D.R. Horton, Inc.	1.8	1.3
Nordstrom, Inc.	1.7	0.7
Sunoco, Inc.	1.7	0.9
L-3 Communications Holdings, Inc.	1.7	0.0
Tessera Technologies, Inc.	1.6	0.0
Lone Star Technologies, Inc.	1.5	0.9
Tesoro Corp.	1.5	0.9
	17.1
Top Five Market Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	22.0
Information Technology	21.5	24.8
Health Care	15.8	18.3
Industrials	11.9	12.2
Financials	9.0	8.2
Asset Allocation (% of fund's net assets)
As of July 31, 2005 *		As of January 31, 2005 **
	Stocks and Investment Companies 98.6%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	1.7%	**Foreign investments	0.9%

Semiannual Report

Fidelity Mid Cap Growth Fund

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.6%
Automobiles - 0.4%
Harley-Davidson, Inc.	10,700	$ 569,133
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	9,000	412,020
H&R Block, Inc.	4,100	233,536
ITT Educational Services, Inc. (a)	4,400	225,500
		871,056
Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp.	19,500	1,022,580
CKE Restaurants, Inc.	15,800	204,768
International Game Technology	17,000	465,120
Monarch Casino & Resort, Inc. (a)(d)	64,300	1,266,710
Penn National Gaming, Inc. (a)	46,900	1,676,675
Station Casinos, Inc.	21,900	1,608,555
Yum! Brands, Inc.	4,300	225,105
		6,469,513
Household Durables - 5.7%
D.R. Horton, Inc.	56,066	2,303,191
KB Home	23,300	1,908,503
NVR, Inc. (a)	1,280	1,200,640
Ryland Group, Inc.	16,800	1,357,440
Toll Brothers, Inc. (a)	12,300	681,666
		7,451,440
Media - 4.0%
EchoStar Communications Corp. Class A	5,100	146,472
Getty Images, Inc. (a)	5,800	468,350
Gray Television, Inc.	53,800	691,330
Interactive Data Corp.	26,800	574,056
Liberty Corp., South Carolina	8,000	309,200
McGraw-Hill Companies, Inc.	21,700	998,417
Navarre Corp. (a)(d)	20,800	148,304
The Reader's Digest Association, Inc. (non-vtg.)	70,300	1,141,672
Washington Post Co. Class B	100	88,880
XM Satellite Radio Holdings, Inc. Class A (a)	18,500	659,155
		5,225,836
Multiline Retail - 2.9%
Federated Department Stores, Inc.	20,000	1,517,400
Nordstrom, Inc.	60,600	2,242,806
		3,760,206
Specialty Retail - 4.3%
Aeropostale, Inc. (a)	22,400	668,640
American Eagle Outfitters, Inc.	42,600	1,403,670
Bed Bath & Beyond, Inc. (a)	22,200	1,018,980
Pacific Sunwear of California, Inc. (a)	23,300	568,287
TJX Companies, Inc.	20,500	481,955
Urban Outfitters, Inc. (a)	22,900	1,390,259
		5,531,791

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.6%
Timberland Co. Class A (a)	25,200	$ 841,176
TOTAL CONSUMER DISCRETIONARY		30,720,151
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Hansen Natural Corp. (a)	7,900	729,960
Food & Staples Retailing - 0.5%
7-Eleven, Inc. (a)	21,100	714,235
Food Products - 0.8%
Bunge Ltd.	16,700	1,025,213
Household Products - 0.7%
Energizer Holdings, Inc. (a)	6,100	389,790
Spectrum Brands, Inc. (a)	16,000	496,000
		885,790
TOTAL CONSUMER STAPLES		3,355,198
ENERGY - 8.3%
Energy Equipment & Services - 1.5%
Lone Star Technologies, Inc. (a)	39,400	2,010,582
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	5,100	450,585
Frontier Oil Corp.	20,700	580,014
Holly Corp.	34,900	1,634,018
Houston Exploration Co. (a)	2,000	115,580
Sunoco, Inc.	17,600	2,212,848
Tesoro Corp.	40,600	1,957,732
Valero Energy Corp.	22,500	1,862,550
		8,813,327
TOTAL ENERGY		10,823,909
FINANCIALS - 9.0%
Capital Markets - 2.5%
American Capital Strategies Ltd.	11,300	425,219
Ameritrade Holding Corp. (a)	41,400	808,542
Franklin Resources, Inc.	10,500	848,610
Legg Mason, Inc.	4,050	413,708
Northern Trust Corp.	9,400	477,520
T. Rowe Price Group, Inc.	4,400	291,940
		3,265,539
Commercial Banks - 0.7%
Synovus Financial Corp.	32,400	958,068
Consumer Finance - 1.2%
Capital One Financial Corp. (d)	13,200	1,089,000
CompuCredit Corp. (a)	13,200	499,884
		1,588,884
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - 0.8%
Chicago Mercantile Exchange Holdings, Inc. Class A	2,000	$ 602,100
Moody's Corp.	7,900	373,749
		975,849
Insurance - 0.9%
AMBAC Financial Group, Inc.	7,700	553,168
MBIA, Inc.	900	54,666
Universal American Financial Corp. (a)	21,200	521,944
		1,129,778
Real Estate - 1.9%
Consolidated-Tomoka Land Co.	400	35,600
Host Marriott Corp.	24,600	458,790
Jones Lang LaSalle, Inc. (a)	15,000	738,750
Vornado Realty Trust	13,200	1,170,048
		2,403,188
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	2,000	137,160
Radian Group, Inc.	23,300	1,201,814
		1,338,974
TOTAL FINANCIALS		11,660,280
HEALTH CARE - 15.8%
Biotechnology - 3.5%
Biogen Idec, Inc. (a)	32,500	1,276,925
Gilead Sciences, Inc. (a)	35,300	1,581,793
MedImmune, Inc. (a)	13,300	377,853
Serologicals Corp. (a)	15,300	351,900
United Therapeutics Corp. (a)	18,500	986,975
		4,575,446
Health Care Equipment & Supplies - 3.6%
American Medical Systems Holdings, Inc. (a)	59,200	1,376,400
Biomet, Inc.	6,400	244,032
Dade Behring Holdings, Inc.	23,900	1,811,620
ResMed, Inc. (a)	7,900	529,300
Waters Corp. (a)	15,000	679,200
		4,640,552
Health Care Providers & Services - 6.8%
Aetna, Inc.	14,900	1,153,260
CIGNA Corp.	13,700	1,462,475
Gentiva Health Services, Inc. (a)	28,700	553,623
IMS Health, Inc.	21,600	588,168
Laboratory Corp. of America Holdings (a)	11,700	592,839
Molina Healthcare, Inc. (a)	12,200	292,068
PacifiCare Health Systems, Inc. (a)	14,900	1,135,380
Pharmaceutical Product Development, Inc. (a)	20,900	1,196,107

	Shares	Value (Note 1)
Quest Diagnostics, Inc.	7,900	$ 405,586
Sierra Health Services, Inc. (a)	21,600	1,456,704
		8,836,210
Pharmaceuticals - 1.9%
Atherogenics, Inc. (a)	21,700	361,305
Forest Laboratories, Inc. (a)	18,100	722,552
Impax Laboratories, Inc. (a)	17,200	273,480
Medicis Pharmaceutical Corp. Class A (d)	17,900	607,168
Sepracor, Inc. (a)	10,900	570,615
		2,535,120
TOTAL HEALTH CARE		20,587,328
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.9%
L-3 Communications Holdings, Inc.	27,800	2,174,794
Northrop Grumman Corp.	4,300	238,435
		2,413,229
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	5,100	319,107
Commercial Services & Supplies - 3.3%
Avery Dennison Corp.	2,400	136,008
Cintas Corp.	5,300	234,949
Copart, Inc. (a)	10,800	264,168
CoStar Group, Inc. (a)	10,000	475,000
Dun & Bradstreet Corp. (a)	25,600	1,621,248
Korn/Ferry International (a)	41,300	821,870
Mine Safety Appliances Co.	10,100	493,890
Pitney Bowes, Inc.	4,200	187,236
		4,234,369
Construction & Engineering - 1.0%
Washington Group International, Inc. (a)	24,600	1,326,924
Electrical Equipment - 1.3%
Rockwell Automation, Inc.	17,800	916,878
Thomas & Betts Corp. (a)	21,500	726,055
		1,642,933
Machinery - 2.7%
Deere & Co.	23,200	1,705,896
Ingersoll-Rand Co. Ltd. Class A	5,100	398,667
Timken Co.	23,500	622,045
Toro Co.	18,400	740,416
		3,467,024
Road & Rail - 1.5%
Norfolk Southern Corp.	30,500	1,134,905
Yellow Roadway Corp. (a)	16,100	851,851
		1,986,756
TOTAL INDUSTRIALS		15,390,342
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 0.9%
Harris Corp.	19,200	$ 711,744
Plantronics, Inc.	13,000	444,080
		1,155,824
Computers & Peripherals - 5.0%
Apple Computer, Inc. (a)	61,700	2,631,505
Lexmark International, Inc. Class A (a)	7,700	482,790
NCR Corp. (a)	17,100	593,541
Network Appliance, Inc. (a)	7,200	183,672
QLogic Corp. (a)	41,700	1,294,785
Western Digital Corp. (a)	89,300	1,338,607
		6,524,900
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. Class A	6,600	293,964
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	27,100	413,817
Websense, Inc. (a)	17,600	877,184
		1,291,001
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	16,700	834,499
Cognizant Technology Solutions Corp. Class A (a)	8,200	402,456
		1,236,955
Semiconductors & Semiconductor Equipment - 6.9%
Altera Corp. (a)	12,800	279,936
Analog Devices, Inc.	13,300	521,360
FormFactor, Inc. (a)	1,100	28,754
Lam Research Corp. (a)	64,200	1,826,490
Linear Technology Corp.	8,300	322,538
Marvell Technology Group Ltd. (a)	27,200	1,188,368
Microchip Technology, Inc.	9,800	304,486
SigmaTel, Inc. (a)	14,000	280,420
Silicon Image, Inc. (a)	105,200	1,243,464
Tessera Technologies, Inc. (a)	57,500	2,019,400
Trident Microsystems, Inc. (a)	27,300	891,072
		8,906,288
Software - 6.6%
Activision, Inc. (a)	118,900	2,418,426
Autodesk, Inc.	67,700	2,314,663
Macrovision Corp. (a)	19,000	414,770
McAfee, Inc. (a)	56,600	1,777,240
Parametric Technology Corp. (a)	110,200	760,380
THQ, Inc. (a)	25,100	877,998
		8,563,477
TOTAL INFORMATION TECHNOLOGY		27,972,409

	Shares	Value (Note 1)
MATERIALS - 2.7%
Chemicals - 0.6%
Eastman Chemical Co.	14,100	$ 780,999
Metals & Mining - 2.1%
Carpenter Technology Corp.	19,200	1,202,688
Metal Management, Inc.	11,200	264,208
Nucor Corp.	16,400	909,380
Phelps Dodge Corp.	3,100	329,995
		2,706,271
TOTAL MATERIALS		3,487,270
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
Commonwealth Telephone Enterprises, Inc.	7,900	338,120
Wireless Telecommunication Services - 1.0%
Nextel Partners, Inc. Class A (a)	49,900	1,242,510
SpectraSite, Inc. (a)	1,400	114,380
		1,356,890
TOTAL TELECOMMUNICATION SERVICES		1,695,010
UTILITIES - 0.9%
Electric Utilities - 0.5%
Reliant Energy, Inc. (a)	45,500	603,330
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	35,500	569,775
TOTAL UTILITIES		1,173,105
TOTAL COMMON STOCKS (Cost $109,426,552)		126,865,002
Investment Companies - 1.0%

iShares Russell Midcap Growth Index Fund (Cost $1,325,461)	14,600	1,324,220
Money Market Funds - 3.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.31% (b)	3,388,339	$ 3,388,339
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	1,233,100	1,233,100
TOTAL MONEY MARKET FUNDS (Cost $4,621,439)		4,621,439
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $115,373,452)		132,810,661
NET OTHER ASSETS - (2.2)%		(2,866,148)
NET ASSETS - 100%		$ 129,944,513
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,187,900) (cost $115,373,452) - See accompanying schedule		$ 132,810,661
Receivable for investments sold		2,724,986
Receivable for fund shares sold		1,632,268
Dividends receivable		7,360
Interest receivable		8,079
Prepaid expenses		100
Receivable from investment adviser for expense reductions		1,487
Other affiliated receivables		33
Other receivables		21,477
Total assets		137,206,451

Liabilities
Payable for investments purchased	$ 5,879,987
Payable for fund shares redeemed	28,199
Accrued management fee	53,110
Other affiliated payables	34,736
Other payables and accrued expenses	32,806
Collateral on securities loaned, at value	1,233,100
Total liabilities		7,261,938

Net Assets		$ 129,944,513
Net Assets consist of:
Paid in capital		$ 109,181,111
Accumulated net investment loss		(116,147)
Accumulated undistributed net realized gain (loss) on investments		3,442,340
Net unrealized appreciation (depreciation) on investments		17,437,209
Net Assets, for 10,198,239 shares outstanding		$ 129,944,513
Net Asset Value, offering price and redemption price per share ($129,944,513 ÷ 10,198,239 shares)		$ 12.74

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Dividends		$ 223,336
Special Dividends		89,700
Interest		29,164
Security lending		4,334
Total income		346,534

Expenses
Management fee Basic fee	$ 277,158
Performance adjustment	(14,297)
Transfer agent fees	168,896
Accounting and security lending fees	18,239
Independent trustees' compensation	204
Custodian fees and expenses	5,883
Registration fees	14,380
Audit	21,239
Legal	105
Miscellaneous	365
Total expenses before reductions	492,172
Expense reductions	(29,491)	462,681
Net investment income (loss)		(116,147)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,665,826
Change in net unrealized appreciation (depreciation) on investment securities		7,465,887
Net gain (loss)		11,131,713
Net increase (decrease) in net assets resulting from operations		$ 11,015,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (116,147)	$ (190,811)
Net realized gain (loss)	3,665,826	4,435,142
Change in net unrealized appreciation (depreciation)	7,465,887	2,613,824
Net increase (decrease) in net assets resulting from operations	11,015,566	6,858,155
Distributions to shareholders from net realized gain	(1,141,592)	(1,079,181)
Share transactions Proceeds from sales of shares	53,545,618	37,665,081
Reinvestment of distributions	1,109,581	1,040,369
Cost of shares redeemed	(12,245,450)	(27,492,890)
Net increase (decrease) in net assets resulting from share transactions	42,409,749	11,212,560
Redemption fees	2,538	6,749
Total increase (decrease) in net assets	52,286,261	16,998,283

Net Assets
Beginning of period	77,658,252	60,659,969
End of period (including accumulated net investment loss of $116,147 and $0, respectively)	$ 129,944,513	$ 77,658,252
Other Information Shares
Sold	4,443,041	3,481,582
Issued in reinvestment of distributions	92,005	90,703
Redeemed	(1,040,624)	(2,576,804)
Net increase (decrease)	3,494,422	995,481

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 10.63	$ 7.32	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01) E	(.03) F	(.07)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.32	1.15	3.38	(2.81)	.22
Total from investment operations	1.31	1.12	3.31	(2.88)	.20
Distributions from net realized gain	(.15)	(.17)	-	-	-
Redemption fees added to paid in capital) D	- I	- I	- I	- I	-
Net asset value, end of period	$ 12.74	$ 11.58	$ 10.63	$ 7.32	$ 10.20
Total Return B, C	11.39%	10.55%	45.22%	(28.24)%	2.00%
Ratios to Average Net Assets H
Expenses before expense reductions	1.01% A	1.02%	1.25%	1.78%	2.40% A
Expenses net of voluntary waivers, if any	1.00% A	1.02%	1.20%	1.20%	1.20% A
Expenses net of all reductions	.95% A	.99%	1.16%	1.17%	1.20% A
Net investment income (loss)	(.24)% A, E	(.31)% F	(.77)%	(.89)%	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,945	$ 77,658	$ 60,660	$ 16,669	$ 18,501
Portfolio turnover rate	142% A	220%	94%	181%	94% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.42)%. F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.44)%. G For the period November 15, 2001 (commencement of operations) to January 31, 2002. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the funds) are funds of Fidelity Devonshire Trust (the trust). On July 21, 2005, the Board of Trustees approved a change in the names of Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund and Fidelity Structured Mid Cap Growth Fund to Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund effective July 31, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 345,700,482	$ 29,368,636	$ (3,764,235)	$ 25,604,401
Fidelity Mid Cap Value Fund	194,446,853	25,633,167	(2,389,493)	23,243,674
Fidelity Large Cap Growth Fund	89,584,880	9,853,478	(856,115)	8,997,363
Fidelity Mid Cap Growth Fund	115,891,528	19,430,910	(2,511,777)	16,919,133

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 30 days are subject to a redemption fee equal to 0.75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the funds and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	360,051,217	191,241,104
Fidelity Mid Cap Value Fund	243,058,958	202,126,356
Fidelity Large Cap Growth Fund	139,884,586	98,944,648
Fidelity Mid Cap Growth Fund	109,316,566	68,435,675

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.27%	.56%
Fidelity Mid Cap Value Fund	.30%	.27%	.49%
Fidelity Large Cap Growth Fund	.30%	.27%	.66%
Fidelity Mid Cap Growth Fund	.30%	.27%	.54%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Large Cap Value Fund	.26%
Fidelity Mid Cap Value Fund	.28%
Fidelity Large Cap Growth Fund	.36%
Fidelity Mid Cap Growth Fund	.35%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Large Cap Value Fund	$ 97,170
Fidelity Mid Cap Value Fund	79,354
Fidelity Large Cap Growth Fund	24,370
Fidelity Mid Cap Growth Fund	42,134

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 6,063
Fidelity Mid Cap Value Fund	6,345
Fidelity Large Cap Growth Fund	5,109
Fidelity Mid Cap Growth Fund	4,068

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Fidelity Large Cap Value Fund	Borrower	$ 6,617,500	3.13%	-	$ 1,152

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Value Fund	$ 13,159,000	3.25%

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Growth Fund	1.00%	$ 62,129
Fidelity Mid Cap Growth Fund	1.00%	$ 8,364

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ 47,778	$ 172	$ 1,555
Fidelity Mid Cap Value Fund	49,411	611	970
Fidelity Large Cap Growth Fund	23,972	-	636
Fidelity Mid Cap Growth Fund	20,221	20	886

9. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund (formerly Fidelity Structured Large Cap Growth Fund)
Fidelity Large Cap Value Fund (formerly Fidelity Structured Large Cap Value Fund)
Fidelity Mid Cap Growth Fund (formerly Fidelity Structured Mid Cap Growth Fund)
Fidelity Mid Cap Value Fund (formerly Fidelity Structured Mid Cap Value Fund)

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the management fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds over multiple periods. Because each fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Structured Large Cap Growth Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
16
14
12
10
8
6
4
2
0
13.7
12.8
6.3
6.4
1 Year
Cumulative Total Return (%)
20
15
10
5
0
-5
16.3
2.2
-0.5
-2.7
3 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 80% 41%

Lipper Objective: Growth

SEC Benchmark: Russell 1000 Growth

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period and the third quartile for the three-year period. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Structured Large Cap Value Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
20
18
16
14
12
10
8
6
4
2
0
17.7
16.5
12.8
6.4
1 Year
30
25
20
15
10
5
0
-5
28.0
22.8
16.3
-2.7
3 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten	94%	87%

Lipper Objective: Growth

SEC Benchmark: Russell 1000 Value

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because many of the funds in the peer group have broader investment mandates than the fund, which focuses its investments on large cap value stocks. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark.

Structured Mid Cap Growth Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
20
18
16
14
12
10
8
6
4
2
0
18.3
16.2
15.5
11.9
1 Year
40
35
30
25
20
15
10
5
0
35.1
19.6
13.6
9.3
3 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten	62%	35%

Lipper Objective: Mid-Cap

SEC Benchmark: Russell Midcap Growth

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one-year period and the third quartile for the three-year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that are not necessarily focused on the same style-specific investment universes as the fund. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one-year period, although the fund's three-year cumulative total return was lower than its benchmark.

Semiannual Report

Structured Mid Cap Value Fund Performance Summary vs. Lipper Objective (%):

25
20
15
10
5
0
23.7
21.9
18.3
11.9
Cumulative Total Return (%)
1 Year
60
50
40
30
20
10
0
54.3
40.7
35.1
9.3
Cumulative Total Return (%)
3 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 92% 87%

Lipper Objective: Mid-Cap

SEC Benchmark: Russell Midcap Value

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one- and three-year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds that are not necessarily focused on the same style-specific investment universes as the fund. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Structured Large Cap Growth

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Struc Large Cap Growth
Struc Large Cap Growth including Perf. Fee
Fund Commenced Operations 11/15/01
83
100
58
84
90
58
57
83
94
58
52
83
95
57
55
Dec-01
Dec-02
Dec-03
Dec-04

	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	14%	14%	14%	15%
Funds/Classes	1,138	1,289	1,296	1,305
ASPG Quadrant	1st	1st	1st	1st

Structured Large Cap Value

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Struc Large Cap Value
Struc Large Cap Value including Perf. Fee
Fund Commenced Operations 11/15/01
83
100
58
84
95
58 58
83
94
58
52
83
88
57
54
Dec-01
Dec-02
Dec-03
Dec-04

	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	14%	14%	14%	15%
Funds/Classes	1,138	1,289	1,296	1,305
ASPG Quadrant	1st	1st	1st	1st

Structured Mid Cap Growth

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Struc Mid Cap Growth
Struc Mid Cap Growth including Perf. Fee
Fund Commenced Operations 11/15/01
83
100
58
84
92
58
57
83
90
58
52
83
87
57
50
Dec-01
Dec-02
Dec-03
Dec-04

	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	14%	14%	14%	15%
Funds/Classes	1,138	1,289	1,296	1,305
ASPG Quadrant	1st	1st	1st	1st

Semiannual Report

Structured Mid Cap Value

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Struc Mid Cap Value
Struc Mid Cap Value including Perf. Fee
Fund Commenced Operations 11/15/01
83
100
58
84
90
58
57
83
89
58
47
83
86
57
46
Dec-01
Dec-02
Dec-03
Dec-04

	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	14%	14%	14%	15%
Funds/Classes	1,138	1,289	1,296	1,305
ASPG Quadrant	1st	1st	1st	1st

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of each fund's performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as each fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in each fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

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Fidelity Investments
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Cincinnati, OH 45277-0002

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P.O. Box 770001
Cincinnati, OH 45277-0003

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Covington, KY 41015

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Fidelity Investments
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Cincinnati, OH 45277-0035

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100 Crosby Parkway - KC1H
Covington, KY 41015

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Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

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FMR Co., Inc.

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(U.K.) Inc.

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(Far East) Inc.

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Fidelity International Investment Advisors

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(U.K.) Limited

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Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

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Corporate Headquarters
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Fidelity®

Tax-Free Bond

Fund
(Formerly Spartan® Tax-Free Bond Fund)

Semiannual Report

July 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Actual	$ 1,000.00	$ 1,012.90	$ 1.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.55	$ 1.25

* Expenses are equal to the Fund's annualized expense ratio of .25%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five States as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	19.4	17.7
Illinois	14.4	14.5
California	11.0	8.2
New York	5.3	5.4
Washington	5.2	6.5
Top Five Sectors as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	43.6	39.0
Electric Utilities	11.4	13.9
Escrowed/Pre-Refunded	9.8	6.1
Health Care	9.0	10.8
Special Tax	9.2	5.5
Average Years to Maturity as of July 31, 2005
		6 months ago
Years	13.5	14.5
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2005
6 months ago
Years	7.0	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2005	As of January 31, 2005
AAA 73.9%	AAA 67.3%
AA,A 19.5%	AA,A 20.7%
BBB 6.5%	BBB 8.1%
BB and Below 0.2%	BB and Below 0.0%
Not Rated 0.0%	Not Rated 0.5%
Short-Term Investments and Net Other Assets* (0.1)%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
*Net Other Assets are not included in the pie chart.

Semiannual Report

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value (Note 1)
Alabama - 0.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (MBIA Insured)	$ 1,050,000	$ 1,086,750
Jefferson County Swr. Rev. Series D, 5.65% 2/1/17 (Pre-Refunded to 2/1/07 @ 101) (c)	105,000	110,357
		1,197,107
Arizona - 0.5%
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	754,155
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,063,440
		1,817,595
Arkansas - 0.3%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,085,531
California - 11.0%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.125% 5/1/18 (FGIC Insured)	1,000,000	1,074,140
Series A:
5.25% 5/1/11 (FSA Insured)	2,000,000	2,189,300
5.5% 5/1/15 (AMBAC Insured)	600,000	667,074
5.875% 5/1/16	1,000,000	1,125,040
6% 5/1/14 (MBIA Insured)	1,500,000	1,716,840
California Econ. Recovery:
Series 2004 A, 5% 7/1/16	500,000	533,665
Series A, 5.25% 7/1/13 (MBIA Insured)	3,000,000	3,338,040
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,073,350
5% 12/1/11 (MBIA Insured)	2,000,000	2,178,340
5.25% 2/1/14	1,000,000	1,098,440
5.25% 2/1/15	1,240,000	1,357,589
5.25% 2/1/16	500,000	546,695
5.25% 2/1/28	500,000	533,240
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	552,390
5.5% 4/1/30	200,000	221,150
5.5% 11/1/33	1,300,000	1,434,758
5.625% 5/1/20	300,000	329,619
6.6% 2/1/09	150,000	166,055
6.6% 2/1/10	2,190,000	2,472,028
6.75% 6/1/06	1,020,000	1,052,946
6.75% 8/1/10	500,000	574,365
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	$ 2,160,000	$ 2,329,495
California Pub. Works Board Lease Rev.:
Series 2005 A, 5.25% 6/1/30	1,200,000	1,276,656
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,090,970
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	300,000	299,451
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (b)	1,000,000	985,830
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	205,160
5% 1/15/16 (MBIA Insured)	200,000	212,104
5.75% 1/15/40	300,000	305,991
Golden State Tobacco Securitization Corp.:
Series 2003 B, 5.75% 6/1/23	1,000,000	1,066,410
Series A, 5% 6/1/45 (a)	400,000	410,736
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	520,515
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,284,824
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/09 (Ambu As Insured) (a)	1,000,000	1,045,150
San Diego Unified School District (Election of 1998 Proj.) Series E2, 5.5% 7/1/26 (FSA Insured)	1,000,000	1,178,160
		36,446,516
Colorado - 2.7%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,939,753
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,923,156
Douglas and Elbert Counties School District #RE1 Series 2002 B, 5.75% 12/15/19 (Pre-Refunded to 12/15/12 @ 100) (c)	1,000,000	1,144,250
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,118,100
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,017,866
El Paso County School District #49, Falcon 5.5% 12/1/21 (FGIC Insured)	1,500,000	1,642,140
		8,785,265
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. (Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	$ 205,000	$ 214,125
District Of Columbia - 0.8%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,728,856
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	762,550
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	219,242
		2,710,648
Florida - 2.1%
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series B, 6.375% 7/1/08	2,305,000	2,514,847
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (b)	3,000,000	3,022,890
Lake County School Board Ctfs. of Prtn. Series B, 5.25% 6/1/14 (AMBAC Insured)	1,000,000	1,102,310
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	218,796
		6,858,843
Georgia - 1.4%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,600,000	1,679,600
5% 11/1/43 (FSA Insured)	1,000,000	1,044,330
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,618,665
Private Colleges & Univs. Auth. Rev. (Emory Univ. Proj.) Series 1999 A, 5.5% 11/1/31	200,000	215,802
		4,558,397
Illinois - 14.4%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (FGIC Insured)	3,000,000	3,192,750
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	309,690
(Neighborhoods Alive 21 Prog.) Series A, 6% 1/1/28 (FGIC Insured)	950,000	1,064,751
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	1,000,000	1,072,990
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (c)	1,000,000	1,073,400
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A: - continued
5.25% 1/1/33 (MBIA Insured)	$ 500,000	$ 526,925
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,092,760
Chicago Pub. Bldg. Commission Bldg. Rev. (Chicago Transit Auth. Proj.) 5.25% 3/1/16 (AMBAC Insured)	3,000,000	3,277,800
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	600,000	602,418
Coles & Cumberland Counties Cmnty. Unit School District #2 5.35% 2/1/19 (FGIC Insured)	1,495,000	1,603,567
Cook County Gen. Oblig. Series C, 5% 11/15/25 (AMBAC Insured)	500,000	523,565
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,525,838
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,121,290
Illinois Edl. Facilities Auth. Revs.:
(DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to 10/1/07 @ 102) (c)	100,000	107,683
(Northwestern Univ. Proj.) 5% 12/1/38	1,100,000	1,137,785
Illinois Gen. Oblig.:
5.5% 4/1/17 (MBIA Insured)	400,000	433,216
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,071,940
5.6% 4/1/21 (MBIA Insured)	400,000	433,668
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,981,988
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,315,572
5% 6/15/30 (FSA Insured)	3,000,000	3,157,380
6% 6/15/20	300,000	333,564
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	608,663
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (c)	1,000,000	1,118,190
Kane County School District #129, Aurora West Side Series A, 5.75% 2/1/21 (FGIC Insured)	1,445,000	1,597,072
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville 5.5% 12/1/14 (MBIA Insured)	5,500,000	6,073,258
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,115,870
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	$ 1,000,000	$ 267,280
5.75% 6/15/41 (MBIA Insured)	1,400,000	1,568,070
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,466,995
0% 6/15/16 (FGIC Insured)	1,000,000	628,490
0% 12/15/16 (MBIA Insured)	1,935,000	1,187,761
0% 6/15/38 (MBIA Insured)	1,150,000	233,519
		47,825,708
Indiana - 4.8%
Anderson Ind. School Bldg. Corp. 5.5% 1/15/28 (FSA Insured)	560,000	618,229
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	1,875,000	2,166,769
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (AMBAC Insured)	685,000	757,233
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,077,210
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (MBIA Insured)	1,000,000	1,072,470
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5% 1/1/09 (MBIA Insured)	2,000,000	2,114,740
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,787,344
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,155,610
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (MBIA Insured)	1,000,000	1,082,960
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	1,000,000	1,021,500
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,000,000	1,066,710
		15,920,775
Iowa - 0.9%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	2,800,000	2,868,796
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (b)	1,000,000	1,027,020
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.): - continued
Series C, 2.38%, tender 9/1/05 (b)	$ 1,000,000	$ 999,210
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Svc. Co. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	238,982
		2,265,212
Kentucky - 0.4%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	813,615
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	540,520
		1,354,135
Maine - 2.0%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (c)	5,025,000	5,628,854
5.25% 7/1/30 (FSA Insured)	1,000,000	1,075,800
		6,704,654
Massachusetts - 4.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	1,000,000	1,124,940
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (c)	2,610,000	2,792,465
Series 2000 A, 5.75% 6/15/13	1,000,000	1,107,110
Massachusetts Gen. Oblig. Series 2005 A, 5% 3/1/23 (FSA Insured)	1,500,000	1,620,810
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (c)	200,000	208,270
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured) (a)	3,000,000	3,204,960
5% 8/15/30 (FSA Insured) (a)	1,500,000	1,587,330
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,177,231
		13,823,116
Michigan - 2.4%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (Pre-Refunded to 3/1/10 @ 100) (c)	20,000	22,128
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (c)	$ 375,000	$ 408,405
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (c)	150,000	166,506
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	50,000	52,963
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,497,728
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,214,213
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (c)	1,200,000	446,232
Michigan Hosp. Fin. Auth. Hosp. Rev. (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (c)	100,000	112,061
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,081,520
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,682,604
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (c)	160,000	173,896
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,076,640
		7,934,896
Minnesota - 0.2%
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	703,374
Missouri - 0.7%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,076,820
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	500,000	554,800
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	831,739
		2,463,359
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	400,000	419,636
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,046,810
		1,466,446
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Nebraska - 0.1%
Omaha Gen. Oblig. 5.75% 12/1/14	$ 380,000	$ 427,523
Nevada - 1.0%
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	537,735
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,083,330
Clark County School District Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (c)	200,000	222,140
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	544,965
Washoe County School District Gen. Oblig. Series D, 5% 6/1/10 (MBIA Insured)	1,000,000	1,074,790
		3,462,960
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,100,370
New Jersey - 1.5%
New Jersey Econ. Dev. Auth. Rev. Series 2005 K, 5.5% 12/15/19 (AMBAC Insured)	1,000,000	1,159,090
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5.6% 1/1/22 (Pre-Refunded to 1/1/10 @ 100) (c)	100,000	109,668
New Jersey Trans. Trust Fund Auth. Series B:
5.25% 12/15/10 (FGIC Insured)	1,000,000	1,091,040
5.25% 12/15/22 (AMBAC Insured)	1,000,000	1,140,480
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	155,000	156,589
6.125% 6/1/24	400,000	459,016
6.125% 6/1/42	700,000	753,788
		4,869,671
New York - 5.3%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	600,000	681,696
5.75% 5/1/21 (FSA Insured)	500,000	559,705
5.75% 5/1/24 (FSA Insured)	2,225,000	2,537,991
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (c)	5,000	5,548
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (c)	10,000	11,014
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - continued
Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	$ 1,700,000	$ 1,912,534
Series F, 5.25% 11/15/27 (MBIA Insured)	200,000	215,518
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (c)	35,000	37,976
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	200,000	214,400
New York City Gen. Oblig.:
Series 2003 I, 5.75% 3/1/16	400,000	447,296
Series 2005 C, 5% 8/1/11 (a)	1,000,000	1,073,210
Series 2005 G, 5.625% 8/1/13 (MBIA Insured)	2,000,000	2,243,200
Series 2005 J, 5% 3/1/20	1,000,000	1,059,280
Series C:
5.75% 3/15/27 (FSA Insured)	365,000	407,862
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (c)	135,000	153,823
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	211,292
Series A, 6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (c)	1,000,000	1,152,690
New York State Dorm. Auth. Revs. (City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,113,340
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	305,000	335,811
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	200,000	220,862
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,092,950
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	1,800,000	1,948,572
		17,636,570
North Carolina - 2.6%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,977,102
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,210,555
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A:
5.125% 10/1/41	1,000,000	1,041,980
5.125% 7/1/42	1,600,000	1,676,512
5.25% 7/1/42	500,000	529,295
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	$ 600,000	$ 642,474
Series B, 6.125% 1/1/09	100,000	107,336
Series D, 5.375% 1/1/10	535,000	566,677
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	779,393
		8,531,324
Ohio - 0.7%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	1,000,000	1,000,410
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	1,295,000	1,441,050
		2,441,460
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,115,330
Oregon - 1.0%
Jackson County School District #9, Eagle Point 5.625% 6/15/16 (Pre-Refunded to 6/15/11 @ 100) (c)	350,000	391,482
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (c)	1,500,000	1,677,780
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,151,850
		3,221,112
Pennsylvania - 3.4%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,355,268
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,107,420
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,122,290
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,107,690
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,092,710
Philadelphia Gas Works Rev. (1975 Gen. Ordinance Proj.) 17th Series, 5% 7/1/08 (FSA Insured)	1,000,000	1,049,910
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,080,120
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	477,671
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Tredyffrin-Easttown School District 5.5% 2/15/17 (Pre-Refunded to 8/15/10 @ 100) (c)	$ 1,520,000	$ 1,676,119
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,267,450
		11,336,648
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	500,000	562,320
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	380,000	419,041
Series C, 5.5% 7/1/20 (FGIC Insured)	1,000,000	1,172,130
		2,153,491
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,535,603
South Carolina - 1.1%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,993,953
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,226,132
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	486,527
		3,706,612
Tennessee - 2.0%
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,421,969
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,625,993
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (c)	200,000	222,142
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (c)	200,000	223,132
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Hosp. Proj.):
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (c)	$ 370,000	$ 438,280
6.5% 9/1/26 (Pre-Refunded to 9/1/12 @ 100) (c)	630,000	746,260
		6,677,776
Texas - 19.4%
Abilene Independent School District 5% 2/15/13 (a)	2,145,000	2,331,250
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,181,500
Austin Independent School District 5.25% 8/1/14 (a)	1,000,000	1,076,840
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/19 (FSA Insured)	1,640,000	1,789,256
Boerne Independent School District 5.25% 2/1/35	1,000,000	1,068,240
Comal Independent School District 0% 2/1/16	2,235,000	1,422,801
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,216,347
Denton County Lewisville Independent School District 5.25% 8/15/27	1,000,000	1,058,330
East Central Independent School District 5.625% 8/15/17 (d)	1,035,000	1,158,051
Garland Independent School District 5.5% 2/15/19	515,000	556,030
Grand Praire Independent School District 2%, tender 8/1/05 (Liquidity Facility Dexia Cr. Local de France) (b)	4,000,000	3,999,600
Harris County Gen. Oblig. 0% 10/1/13 (MBIA Insured)	2,000,000	1,444,160
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,375,000	1,499,176
5.75% 2/15/20	1,235,000	1,341,111
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (c)	1,535,000	1,727,581
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,634,235
5.5% 7/1/30 (FSA Insured)	600,000	646,122
La Joya Independent School District:
5.75% 2/15/17	2,000,000	2,194,140
5.75% 2/15/19	600,000	657,714
Lewisville Independent School District 0% 8/15/18	1,010,000	568,388
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,397,578
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,816,931
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
McAllen Independent School District:
5% 2/15/15 (a)	$ 2,000,000	$ 2,175,400
5% 2/15/16 (a)	2,610,000	2,828,066
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,215,693
Mercedes Independent School District Series 2000, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @ 100) (c)	275,000	304,829
New Braunfels Independent School District 6% 2/1/09	725,000	791,113
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	829,230
Pearland Independent School District 6% 2/15/14 (Pre-Refunded to 2/15/09 @ 100) (c)	1,350,000	1,480,532
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	200,000	217,994
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	3,000,000	3,185,910
San Antonio Elec. & Gas Systems Rev. 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (c)	3,000,000	3,300,450
San Antonio Independent School District 5.5% 8/15/24 (Pre-Refunded to 8/15/09 @ 100) (c)	1,000,000	1,088,350
San Marcos Consolidated Independent School District 5% 8/1/13 (a)	1,090,000	1,187,293
Socorro Independent School District 5.375% 8/15/18	1,000,000	1,087,560
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	500,000	519,205
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16 (Escrowed to Maturity) (c)	5,000	3,152
0% 9/1/16 (MBIA Insured)	1,990,000	1,232,745
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (Pre-Refunded to 2/1/10 @ 100) (c)	150,000	164,139
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,170,840
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	2,036,344
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,367,994
Texas Tpk. Auth. Dallas North Tollway Rev. 5.25% 1/1/23 (FGIC Insured)	1,000,000	1,028,670
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,077,050
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,055,390
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	$ 100,000	$ 108,519
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (c)	175,000	198,622
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (c)	1,500,000	539,325
White Settlement Independent School District 5.75% 8/15/34	1,100,000	1,229,129
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,454
		64,214,379
Utah - 1.4%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,241,894
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,428,383
		4,670,277
Vermont - 0.6%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,337,124
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	338,268
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	222,424
		1,897,816
Virginia - 0.4%
Staunton Gen. Oblig. 6.25% 2/1/34 (AMBAC Insured)	1,050,000	1,241,216
Washington - 5.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/29 (MBIA Insured)	1,000,000	307,570
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (FSA Insured)	1,570,000	1,733,845
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,278,180
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,173,041
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (c)	1,000,000	1,095,020
Tacoma Elec. Sys. Rev.:
Series 2001 A, 5.75% 1/1/20 (FSA Insured)	1,000,000	1,106,820
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Tacoma Elec. Sys. Rev.: - continued
Series A, 5.625% 1/1/21 (FSA Insured)	$ 500,000	$ 547,800
Washington Gen. Oblig.:
Series 2001 C, 5.25% 1/1/16	1,000,000	1,083,510
Series C, 5.25% 1/1/26 (FSA Insured)	500,000	533,630
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,921,028
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,186,930
5.4% 7/1/12 (FSA Insured)	1,000,000	1,109,880
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,091,260
		17,168,514
Wisconsin - 1.5%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	664,036
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,101,570
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured) (a)	500,000	528,965
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,072,970
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	1,068,750
6.25% 8/15/22	500,000	552,485
		4,988,776
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Wyoming - 0.7%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (c)	$ 1,845,000	$ 2,171,934
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $322,319,711)		331,573,860
NET OTHER ASSETS - (0.1)%		(422,981)
NET ASSETS - 100%		$ 331,150,879
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,158,051 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	43.6%
Electric Utilities	11.4%
Escrowed/Pre-Refunded	9.8%
Health Care	9.0%
Special Tax	9.2%
Water & Sewer	6.8%
Others* (individually less than 5%)	10.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $322,319,711) - See accompanying schedule		$ 331,573,860
Cash		18,043,632
Receivable for investments sold		22,408
Receivable for fund shares sold		946,704
Interest receivable		3,594,484
Prepaid expenses		356
Receivable from investment adviser for expense reductions		69,162
Other receivables		26,008
Total assets		354,276,614

Liabilities
Payable for investments purchased Regular delivery	$ 5,088,474
Delayed delivery	17,539,769
Payable for fund shares redeemed	102,655
Distributions payable	242,443
Accrued management fee	101,349
Other affiliated payables	24,536
Other payables and accrued expenses	26,509
Total liabilities		23,125,735

Net Assets		$ 331,150,879
Net Assets consist of:
Paid in capital		$ 321,095,576
Undistributed net investment income		13,890
Accumulated undistributed net realized gain (loss) on investments		787,264
Net unrealized appreciation (depreciation) on investments		9,254,149
Net Assets, for 30,623,740 shares outstanding		$ 331,150,879
Net Asset Value, offering price and redemption price per share ($331,150,879 ÷ 30,623,740 shares)		$ 10.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2005 (Unaudited)

Investment Income
Interest		$ 5,985,725

Expenses
Management fee	$ 546,818
Transfer agent fees	99,907
Accounting fees and expenses	36,551
Independent trustees' compensation	640
Custodian fees and expenses	2,882
Registration fees	40,125
Audit	20,301
Legal	335
Miscellaneous	1,025
Total expenses before reductions	748,584
Expense reductions	(488,707)	259,877
Net investment income		5,725,848
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		806,217
Change in net unrealized appreciation (depreciation) on investment securities		(2,848,528)
Net gain (loss)		(2,042,311)
Net increase (decrease) in net assets resulting from operations		$ 3,683,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,725,848	$ 9,387,105
Net realized gain (loss)	806,217	796,665
Change in net unrealized appreciation (depreciation)	(2,848,528)	1,296,096
Net increase (decrease) in net assets resulting from operations	3,683,537	11,479,866
Distributions to shareholders from net investment income	(5,719,268)	(9,387,439)
Distributions to shareholders from net realized gain	(179,311)	(671,476)
Total distributions	(5,898,579)	(10,058,915)
Share transactions Proceeds from sales of shares	99,639,129	130,975,319
Reinvestment of distributions	4,541,390	7,622,337
Cost of shares redeemed	(35,174,591)	(100,109,492)
Net increase (decrease) in net assets resulting from share transactions	69,005,928	38,488,164
Redemption fees	3,161	8,943
Total increase (decrease) in net assets	66,794,047	39,918,058

Net Assets
Beginning of period	264,356,832	224,438,774
End of period (including undistributed net investment income of $13,890 and undistributed net investment income of $7,310, respectively)	$ 331,150,879	$ 264,356,832
Other Information Shares
Sold	9,180,168	12,187,563
Issued in reinvestment of distributions	419,768	711,019
Redeemed	(3,253,602)	(9,385,473)
Net increase (decrease)	6,346,334	3,513,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.81	$ 10.60	$ 10.24	$ 10.00
Income from Investment Operations
Net investment incomeD	.211	.435	.444	.432	.352
Net realized and unrealized gain (loss)	(.072)	.111	.329	.384	.245
Total from investment operations	.139	.546	.773	.816	.597
Distributions from net investment income	(.212)	(.436)	(.444)	(.434)	(.350)
Distributions from net realized gain	(.007)	(.030)	(.120)	(.023)	(.008)
Total distributions	(.219)	(.466)	(.564)	(.457)	(.358)
Redemption fees added to paid in capitalD	-G	-G	.001	.001	.001
Net asset value, end of period	$ 10.81	$ 10.89	$ 10.81	$ 10.60	$ 10.24
Total ReturnB,C	1.29%	5.21%	7.47%	8.13%	6.05%
Ratios to Average Net AssetsF
Expenses before expense reductions	.52%A	.51%	.54%	.52%	.66%A
Expenses net of voluntary waivers, if any	.25%A	.25%	.25%	.18%	.10%A
Expenses net of all reductions	.18%A	.22%	.23%	.14%	.06%A
Net investment income	3.95%A	4.06%	4.14%	4.13%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,151	$ 264,357	$ 224,439	$ 253,431	$ 159,357
Portfolio turnover rate	12%A	20%	17%	28%	28%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 10, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax-Free Bond Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Tax-Free Bond Fund to Fidelity Tax-Free Bond Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and market discount.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,067,752
Unrealized depreciation	(772,875)
Net unrealized appreciation (depreciation)	$ 9,294,877
Cost for federal income tax purposes	$ 322,278,983

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $96,354,045 and $17,527,406, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,786 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $385,890.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody, transfer agent and accounting expenses by $2,882, $79,878 and $20,057, respectively.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund (formerly Spartan Tax-Free Bond Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Spartan Tax-Free Bond Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
6.0
5.0
4.0
3.0
2.0
1.0
0.0
4.8
4.7
4.4
2.9
1 Year
25
20
15
10
5
0
23.2
21.5
19.6
15.7
3 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten 87% 96%

Lipper Objective: General Municipal Debt

SEC Benchmark: LB 3+ Year Muni - Non AMT

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund has compared favorably to its benchmark over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan Tax-Free Bond

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Spartan Tax-Free Bond
Fund commenced operations 4/10/01
55
57
38
55
56
38
53
56
38
53
56
38

	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	6%	7%	7%	8%
Funds/Classes	155	152	148	144
ASPG Quadrant	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SFB-USAN-0905
1.789295.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Utilities

Fund

Semiannual Report

July 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 to July 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2005	Ending Account Value July 31, 2005	Expenses Paid During Period* February 1, 2005 to July 31, 2005
Actual	$ 1,000.00	$ 1,111.10	$ 4.61
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.43	$ 4.41

* Expenses are equal to the Fund's annualized expense ratio of .88%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
TXU Corp.	10.6	9.5
SBC Communications, Inc.	9.0	9.8
Verizon Communications, Inc.	7.9	9.8
BellSouth Corp.	6.9	7.3
Nextel Communications, Inc. Class A	6.0	5.5
Dominion Resources, Inc.	5.0	4.8
Comcast Corp. Class A	4.0	4.7
Entergy Corp.	3.7	3.7
American Tower Corp. Class A	3.4	3.5
Citizens Communications Co.	2.6	3.6
	59.1
Top Five Industries as of July 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Telecommunication Services	34.7	41.0
Independent Power Producers & Energy Traders	14.1	13.0
Electric Utilities	13.8	6.6
Wireless Telecommunication Services	13.0	12.4
Media	9.2	12.8
Industry assignments in the table above reflect current industry classifications.
Asset Allocation (% of fund's net assets)
As of July 31, 2005 *	As of January 31, 2005 **
Stocks 97.7%	Stocks 98.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 1.9%

* Foreign investments	0.0%	** Foreign investments	0.5%

Semiannual Report

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.2%
Media - 9.2%
Cablevision Systems Corp. - NY Group Class A (a)	423,900	$ 13,128
Comcast Corp. Class A (a)	1,370,903	42,128
EchoStar Communications Corp. Class A	750,300	21,549
The DIRECTV Group, Inc. (a)	1,242,246	19,131
		95,936
ENERGY - 3.3%
Energy Equipment & Services - 1.2%
Lone Star Technologies, Inc. (a)	120,300	6,139
Pride International, Inc. (a)	247,000	6,427
		12,566
Oil, Gas & Consumable Fuels - 2.1%
El Paso Corp.	1,115,300	13,384
Holly Corp.	179,200	8,390
Ship Finance International Ltd. (NY Shares)	6,346	119
		21,893
TOTAL ENERGY		34,459
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.3%
CSG Systems International, Inc. (a)	200,000	3,730
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. (a)	356,850	3,993
TOTAL INFORMATION TECHNOLOGY		7,723
TELECOMMUNICATION SERVICES - 47.7%
Diversified Telecommunication Services - 34.7%
ALLTEL Corp.	372,100	24,745
AT&T Corp.	714,500	14,147
BellSouth Corp.	2,602,700	71,835
Cincinnati Bell, Inc. (a)	358,800	1,629
Citizens Communications Co.	2,076,631	27,287
Iowa Telecommunication Services, Inc.	269,100	5,108
Qwest Communications International, Inc. (a)	6,291,627	24,034
SBC Communications, Inc.	3,861,134	94,405
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp. (d)	619,800	$ 16,673
Verizon Communications, Inc.	2,431,400	83,227
		363,090
Wireless Telecommunication Services - 13.0%
American Tower Corp. Class A (a)	1,549,750	35,613
InPhonic, Inc. (d)	686,000	10,976
Nextel Communications, Inc. Class A (a)	1,812,700	63,082
Nextel Partners, Inc. Class A (a)	413,900	10,306
SpectraSite, Inc. (a)	204,600	16,716
		136,693
TOTAL TELECOMMUNICATION SERVICES		499,783
UTILITIES - 36.8%
Electric Utilities - 13.8%
Edison International	661,250	27,032
El Paso Electric Co. (a)	679,550	14,705
Entergy Corp.	500,800	39,032
Exelon Corp.	450,400	24,105
FirstEnergy Corp.	119,700	5,959
ITC Holdings Corp.	1,800	50
PG&E Corp.	685,800	25,807
Westar Energy, Inc.	310,900	7,564
		144,254
Gas Utilities - 1.6%
AGL Resources, Inc.	147,400	5,668
Questar Corp.	157,600	11,060
		16,728
Independent Power Producers & Energy Traders - 14.1%
AES Corp. (a)	1,639,400	26,312
NRG Energy, Inc. (a)	254,399	9,756
TXU Corp.	1,280,500	110,941
		147,009
Multi-Utilities - 7.3%
Dominion Resources, Inc. (d)	706,200	52,160
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	343,700	$ 14,607
Wisconsin Energy Corp.	247,000	9,917
		76,684
TOTAL UTILITIES		384,675
TOTAL COMMON STOCKS (Cost $953,706)		1,022,576
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 3.31% (b)	20,862,448	20,862
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	12,063,500	12,064
TOTAL MONEY MARKET FUNDS (Cost $32,926)		32,926
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $986,632)		1,055,502
NET OTHER ASSETS - (0.8)%		(8,680)
NET ASSETS - 100%		$ 1,046,822
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At January 31, 2005, the fund had a capital loss carryforward of approximately $626,940,000 of which $360,038,000, $255,837,000 and $11,065,000 will expire on January 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,743) (cost $986,632) - See accompanying schedule		$ 1,055,502
Receivable for investments sold		6,788
Receivable for fund shares sold		1,752
Dividends receivable		3,351
Interest receivable		41
Prepaid expenses		1
Other affiliated receivables		9
Other receivables		120
Total assets		1,067,564

Liabilities
Payable to custodian bank	$ 285
Payable for fund shares redeemed	7,546
Accrued management fee	514
Other affiliated payables	251
Other payables and accrued expenses	82
Collateral on securities loaned, at value	12,064
Total liabilities		20,742

Net Assets		$ 1,046,822
Net Assets consist of:
Paid in capital		$ 1,597,714
Undistributed net investment income		3,478
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(623,240)
Net unrealized appreciation (depreciation) on investments		68,870
Net Assets, for 71,521 shares outstanding		$ 1,046,822
Net Asset Value, offering price and redemption price per share ($1,046,822 ÷ 71,521 shares)		$ 14.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)

Investment Income
Dividends		$ 13,154
Interest		184
Security lending		40
Total income		13,378

Expenses
Management fee Basic fee	$ 2,329
Performance adjustment	645
Transfer agent fees	1,119
Accounting and security lending fees	159
Independent trustees' compensation	2
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	15
Registration fees	33
Audit	27
Legal	4
Miscellaneous	3
Total expenses before reductions	4,337
Expense reductions	(66)	4,271
Net investment income (loss)		9,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,991
Foreign currency transactions	2
Total net realized gain (loss)		23,993
Change in net unrealized appreciation (depreciation) on investment securities		71,071
Net gain (loss)		95,064
Net increase (decrease) in net assets resulting from operations		$ 104,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2005 (Unaudited)	Year ended January 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,107	$ 21,326
Net realized gain (loss)	23,993	47,361
Change in net unrealized appreciation (depreciation)	71,071	58,692
Net increase (decrease) in net assets resulting from operations	104,171	127,379
Distributions to shareholders from net investment income	(7,789)	(20,382)
Share transactions Proceeds from sales of shares	124,185	135,317
Reinvestment of distributions	7,043	18,262
Cost of shares redeemed	(118,058)	(187,378)
Net increase (decrease) in net assets resulting from share transactions	13,170	(33,799)
Total increase (decrease) in net assets	109,552	73,198

Net Assets
Beginning of period	937,270	864,072
End of period (including undistributed net investment income of $3,478 and undistributed net investment income of $2,160, respectively)	$ 1,046,822	$ 937,270
Other Information Shares
Sold	8,970	10,799
Issued in reinvestment of distributions	504	1,454
Redeemed	(8,532)	(15,326)
Net increase (decrease)	942	(3,073)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2005	Years ended January 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 11.73	$ 9.44	$ 12.73	$ 17.22	$ 26.18
Income from Investment Operations
Net investment income (loss)D	.13	.30E	.21	.19	.16	.10
Net realized and unrealized gain (loss)	1.34	1.54	2.30	(3.28)	(4.49)	(4.24)
Total from investment operations	1.47	1.84	2.51	(3.09)	(4.33)	(4.14)
Distributions from net investment income	(.11)	(.29)	(.22)	(.20)	(.16)	(.09)
Distributions from net realized gain	-	-	-	-	-	(3.40)
Distributions in excess of net realized gain	-	-	-	-	-	(1.33)
Total distributions	(.11)	(.29)	(.22)	(.20)	(.16)	(4.82)
Net asset value, end of period	$ 14.64	$ 13.28	$ 11.73	$ 9.44	$ 12.73	$ 17.22
Total ReturnB,C	11.11%	15.85%	26.91%	(24.34)%	(25.22)%	(16.21)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.88%A	.89%	.75%	.99%	.94%	.80%
Expenses net of voluntary waivers, if any	.88%A	.89%	.75%	.99%	.94%	.80%
Expenses net of all reductions	.87%A	.85%	.73%	.95%	.89%	.78%
Net investment income (loss)	1.85%A	2.49%	2.01%	1.90%	1.05%	.43%
Supplemental Data
Net assets, end of period (in millions)	$ 1,047	$ 937	$ 864	$ 788	$ 1,318	$ 2,227
Portfolio turnover rate	27%A	57%	21%	32%	58%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Utilities Fund (the fund) is a non-diversified fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 218,509
Unrealized depreciation	(169,932)
Net unrealized appreciation (depreciation)	$ 48,577
Cost for federal income tax purposes	$ 1,006,925

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $140,095 and $132,860, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $309 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Semiannual Report

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $59 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $6, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Utilities Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the fund's returns, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Utilities Fund Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
30
25
20
15
10
5
0
25.9
21.1
20.5
18.8
1 Year
30
25
20
15
10
5
0
-5
27.1
10.5
7.4
-1.0
3 Year
15.0
10.0
5.0
0.0
-5.0
-10.0
-15.0
-20.0
-25.0
-30.0
-35.0
-40.0
10.4
-8.9
-27.5
-33.3
5 Year
75th Percentile
Fund Return
Benchmark Return
25th Percentile

% Beaten	31%	12%	8%

Lipper Objective: Utility
Benchmark: Russell 3000 Utilities

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was higher than its benchmark over time. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 21% means that 79% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Utilities

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Utilities
Utilities including Perf. Fee
75
56
48
60
75
62
48
68
75
65
48
69
75
67
48
43
73
68
47
57
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

	Mar-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	16%	17%	19%	19%	21%
Funds/Classes	913	912	936	943	931
ASPG Quadrant	2nd	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

UIF-USAN-0905
1.789296.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 14, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 14, 2005